United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/24

Date of Reporting Period: Six months ended 04/30/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	62.9%
Commercial Paper	31.5%
Municipal Notes	5.0%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	58.3%
8-30 Days	8.8%
31-90 Days	29.0%
91-180 Days	3.3%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.6%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.4%
		California— 99.4%
$ 7,346,000		Alameda Corridor Transportation Authority, CA, Tender Option Bond Trust Receipts (Series 2022-XF1364) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/2/2024	$7,346,000
10,200,000		Bay Area Toll Authority, CA, (2019 Series B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.420%, 5/2/2024	10,200,000
10,700,000		Bay Area Toll Authority, CA, (2019 Series D) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.420%, 5/2/2024	10,700,000
18,050,000		Bay Area Toll Authority, CA, (Series 2024D) Daily VRDNs, (TD Bank, N.A. LOC), 3.250%, 5/1/2024	18,050,000
10,000,000		Berkeley, CA TRANs, 5.000%, 7/24/2024	10,019,765
10,000,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.870%, 5/2/2024	10,000,000
2,000,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2023-XM1138) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.800%, 5/2/2024	2,000,000
11,500,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2024-XF1690) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.790%, 5/2/2024	11,500,000
17,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 3.200%, Mandatory Tender 5/7/2024	17,200,000
7,000,000		California Health Facilities Financing Authority (Adventist Health System/West), RBC Municipal Products (Series C-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.770%, 5/2/2024	7,000,000
34,655,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.070%, 5/2/2024	34,655,000
3,045,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.970%, 5/2/2024	3,045,000
12,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 3.580%, Mandatory Tender 6/4/2024	12,000,000
10,100,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 3.200%, Mandatory Tender 5/7/2024	10,100,000
10,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 3.370%, Mandatory Tender 5/8/2024	10,000,000
10,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 3.580%, Mandatory Tender 6/13/2024	10,000,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.920%, Optional Tender 5/1/2024	5,000,000
15,400,000		California Health Facilities Financing Authority (Scripps Health), (Series 2024 C-1) Weekly VRDNs, 3.000%, 5/1/2024	15,400,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$8,100,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	$8,100,000
7,800,000		California HFA (Village at Hanford Square LLC), Tender Option Bond Trust Receipts (Series 2023-XF3115) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	7,800,000
19,300,000		California HFA Multi-Family (R Cap Avenue 34 LLC), BAML (3a-7) (Series 2023-BAML6010) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	19,300,000
29,500,000		California HFA Multi-Family (San Regis LLC), BAML 3a-7 (Series 2023-BAML6002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	29,500,000
5,200,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	5,200,000
26,935,000		California HFA, Tender Option Bond Trust Floater Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	26,935,000
1,600,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 3.080%, 5/2/2024	1,600,000
7,745,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (Federal Home Loan Bank of San Francisco LOC), 4.300%, 5/1/2024	7,745,000
15,000,000		California Municipal Finance Authority (Canoga Ave LP), BAML (3a-7) (Series 2023-BAML6004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	15,000,000
9,975,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3A-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 5/1/2024	9,975,000
1,000,000		California State Department of Water Resources, (Series 4), CP, 3.600%, Mandatory Tender 6/6/2024	1,000,000
1,000,000		California State Department of Water Resources, (Series 4), CP, 3.600%, Mandatory Tender 6/6/2024	1,000,000
4,000,000		California State Department of Water Resources, (Series 5), CP, 3.450%, Mandatory Tender 5/2/2024	4,000,000
4,269,000		California State Department of Water Resources, (Series 5), CP, 3.550%, Mandatory Tender 5/2/2024	4,269,000
8,075,000		California State University (The Trustees of), Tender Option Bond Trust Certificates (Series 2023-XM1140) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.790%, 5/2/2024	8,075,000
8,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 3.150%, Mandatory Tender 6/5/2024	8,000,000
5,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 3.450%, Mandatory Tender 6/5/2024	5,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$13,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 3.500%, Mandatory Tender 6/5/2024	$13,000,000
2,750,000		California State, (Series 2011 A-5), CP, (U.S. Bank, N.A. LOC), 3.500%, Mandatory Tender 5/9/2024	2,750,000
31,905,000		California State, (Series A-8), CP, (BMO Bank, N.A. LOC), 3.570%, Mandatory Tender 7/1/2024	31,905,000
10,000,000		California State, 5.000%, 9/1/2024	10,042,362
6,200,000		California State, Tender Option Bond Trust Certificates (Series 2023-XF3149) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	6,200,000
2,375,000		California State, Tender Option Bond Trust Certificates (Series 2023-XL0501) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.800%, 5/2/2024	2,375,000
1,705,000		California State, Tender Option Bond Trust Receipts (Series 2022-XF1415) Weekly VRDNs, (Toronto Dominion Bank LIQ), 3.800%, 5/2/2024	1,705,000
7,565,000		California Statewide Communities Development Authority (CVII-Ivy Hill LP), BAML (3a-7) (Series 2023-BAML6011) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	7,565,000
7,500,000		California Statewide Communities Development Authority (Enloe Medical Center Obligated Group), Tender Option Bond Trust Certificates (Series 2022-XL0363) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.920%, 5/2/2024	7,500,000
14,670,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.450%, Mandatory Tender 5/15/2024	14,670,000
5,490,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.550%, Mandatory Tender 6/6/2024	5,490,000
10,190,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.550%, Mandatory Tender 6/6/2024	10,190,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.580%, Mandatory Tender 6/18/2024	12,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.450%, Mandatory Tender 5/15/2024	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.600%, Mandatory Tender 6/12/2024	10,000,000
7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.580%, Mandatory Tender 6/11/2024	7,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.600%, Mandatory Tender 6/4/2024	9,000,000
16,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 3.400%, Mandatory Tender 5/9/2024	16,000,000
13,090,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	13,090,000
1,800,000		California Statewide Communities Development Authority (Rady Children’s Hospital - San Diego), (Series 2008B) Daily VRDNs, (Wells Fargo Bank, N.A. LOC), 3.600%, 5/1/2024	1,800,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$3,370,000		California Statewide Communities Development Authority (Rady Children’s Hospital - San Diego), (Series 2008C) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 3.200%, 5/2/2024	$3,370,000
5,600,000		California Statewide Communities Development Authority Multi-Family Housing (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.850%, 5/2/2024	5,600,000
2,915,000		California Statewide Communities Development Authority Multi-Family Housing (Fiddyment Affordable Partners LP), MIZUHO 3A-7 (2024-MIZ9162) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	2,915,000
4,000,000		California Statewide Communities Development Authority Multi-Family Housing (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	4,000,000
27,520,000		California Statewide Communities Development Authority Multi-Family Housing (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (Federal Home Loan Bank of Des Moines LOC), 3.760%, 5/2/2024	27,520,000
43,730,000		California Statewide Communities Development Authority Multi-Family Housing (Uptown Newport Building Owner, LP), (2021 Series A: One Uptown Newport Apartments) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.830%, 5/2/2024	43,730,000
2,500,000		Clovis, CA Unified School District, Tender Option Bond Trust Receipts (Series 2022-ZL0367) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	2,500,000
14,505,000		Cotati-Rohnert Park, CA Unified School District, Tender Option Bond Trust Certificates (2017-XF2466) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.870%, 5/2/2024	14,505,000
5,000,000		East Bay Municipal Utility District, CA Water System, (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LIQ), 3.150%, Mandatory Tender 5/3/2024	5,000,000
4,000,000		East Bay Municipal Utility District, CA Water System, (Series A-2), CP, (Bank of America N.A. LIQ), 3.610%, Mandatory Tender 5/8/2024	4,000,000
2,400,000		East Bay Municipal Utility District, CA Water System, Tender Option Trust Bond Certificates (Series 2024-XF1697) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	2,400,000
1,000,000		El Rancho, CA Unified School District, (Series 2022C), (Build America Mutual Assurance INS), 5.000%, 8/1/2024	1,002,608
700,000		Golden State, CA Finance Authority (Montevista San Pablo AR, LP), Tender Option Bond Trust Certificates (Series 2020-XF2924) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	700,000
6,001,000		Irvine, CA Assessment District No. 07-22, (Series A) Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.830%, 5/1/2024	6,001,000
26,000,000		Irvine, CA Assessment District No. 93-14 Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.830%, 5/1/2024	26,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$10,000,000		Irvine, CA Facilities Financing Authority (Irvine, CA Community Facilities District No. 2013-3), Tender Option Bond Trust Certificates (Series 2023-ZF3188) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.870%, 5/2/2024	$10,000,000
20,960,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERS (3A-7) (Series 3007DB) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	20,960,000
20,100,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3004) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	20,100,000
26,320,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3005) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	26,320,000
12,945,000		Long Beach, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XG0478) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.830%, 5/2/2024	12,945,000
3,605,000		Los Altos, CA School District TRANs, 5.000%, 6/28/2024	3,609,247
9,900,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3A-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 5/1/2024	9,900,000
7,080,000		Los Angeles County, CA TRANs, 5.000%, 6/28/2024	7,093,757
1,670,000		Los Angeles County, CA, Tender Option Bond Trust Certificates (Series 2023-ZF3162) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.800%, 5/2/2024	1,670,000
12,698,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Series A-1), CP, (PNC Bank, N.A. LOC), 3.650%, Mandatory Tender 5/3/2024	12,698,000
11,529,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Series A-2), CP, (Barclays Bank PLC LOC), 3.280%, Mandatory Tender 5/2/2024	11,529,000
12,700,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), (Series A-1) Daily VRDNs, (Royal Bank of Canada LIQ), 3.350%, 5/1/2024	12,700,000
6,000,000		Los Angeles, CA Wastewater System, (Series A-1), CP, (Barclays Bank PLC LOC), 3.500%, Mandatory Tender 6/4/2024	6,000,000
7,175,000		Los Angeles, CA Wastewater System, (Series A-1), CP, (Barclays Bank PLC LOC), 3.700%, Mandatory Tender 5/15/2024	7,175,000
5,700,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 3.650%, Mandatory Tender 7/16/2024	5,700,000
12,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 3.350%, Mandatory Tender 5/2/2024	12,000,000
10,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 3.600%, Mandatory Tender 7/17/2024	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$12,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) MuniFund Preferred Shares Weekly VRDPs, (Toronto Dominion Bank LIQ), 3.810%, 5/2/2024	$12,700,000
4,000,000		Oakland, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XF3196) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.830%, 5/2/2024	4,000,000
15,700,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 5/1/2024	15,700,000
2,500,000		Riverside County, CA TRANs, 5.000%, 6/28/2024	2,505,228
20,000,000		Riverside County, CA, Teeter Plan Obligation Notes (2023 Series A) BANs, 3.875%, 10/18/2024	20,015,607
12,000,000		Sacramento, CA Municipal Utility District, (Subseries L-1), CP, (Barclays Bank PLC LOC), 3.550%, Mandatory Tender 5/15/2024	12,000,000
1,300,000		Sacramento, CA Unified School District, 2014 General Obligation Refunding Bonds, (Build America Mutual Assurance INS), 5.000%, 7/1/2024	1,302,526
17,000,000		San Diego, CA Housing Authority (Scripps MRU Owner LP), BAML 3A-7 (Series 2023-BAML6003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	17,000,000
7,500,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 3.700%, Mandatory Tender 6/25/2024	7,500,000
2,675,000		San Diego, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XF3150) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	2,675,000
16,328,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 3.500%, Mandatory Tender 6/26/2024	16,328,000
33,745,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	33,745,000
12,500,000		San Francisco, CA City and County (Block 9 MRU Residential LLC), Mizuho 3a-7 (Series 2023-MIZ9119) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 5/1/2024	12,500,000
25,000,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	25,000,000
2,605,000		San Francisco, CA City and County, (Series 2021-R2), 5.000%, 6/15/2024	2,608,259
10,000,000		San Francisco, CA Public Utilities Commission (Power Enterprise), (Series A-1), CP, (Bank of America N.A. LOC), 3.100%, Mandatory Tender 5/2/2024	10,000,000
21,040,000		Santa Ana, CA United School District, Tender Option Bond Certificates (Series 2022-XL0387) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.830%, 5/2/2024	21,040,000
32,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (Series 2022-XF1394) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.890%, 5/2/2024	32,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$3,995,000		University of California (The Regents of), (2013 Series AL-3) Daily VRDNs, 3.650%, 5/1/2024	$3,995,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.450%, Mandatory Tender 5/29/2024	10,000,000
15,000,000		University of California (The Regents of), (Series A), CP, 3.450%, Mandatory Tender 6/7/2024	15,000,000
7,000,000		University of California (The Regents of), (Series A), CP, 3.500%, Mandatory Tender 5/15/2024	7,000,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.500%, Mandatory Tender 5/22/2024	10,000,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.500%, Mandatory Tender 8/5/2024	10,000,000
7,500,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-XX1325) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.790%, 5/2/2024	7,500,000
7,605,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-ZF3164) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.790%, 5/2/2024	7,605,000
2,000,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2022-ZL0348) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	2,000,000
1,900,000		Washington Township, CA Health Care District, Tender Option Bond Trust Receipts (Series 2022-XL0384) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.800%, 5/2/2024	1,900,000
27,685,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.020%, 5/2/2024	27,685,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (AT AMORTIZED COST)[2]	1,249,945,359
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	7,532,094
		TOTAL NET ASSETS—100%	$1,257,477,453
At April 30, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.030	0.006	0.000[2]	0.005	0.013
Net realized gain (loss)	0.000[2]	(0.001)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.029	0.006	0.000[2]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.016)	(0.029)	(0.006)	(0.000)[2]	(0.005)	(0.013)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.016)	(0.029)	(0.006)	(0.000)[2]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.63%	2.92%	0.62%	0.02%	0.53%	1.28%
Ratios to Average Net Assets:
Net expenses[4]	0.28%[5]	0.28%	0.24%	0.13%	0.27%	0.28%
Net investment income	3.26%[5]	2.95%	0.67%	0.01%	0.54%	1.25%
Expense waiver/reimbursement[6]	0.15%[5]	0.17%	0.19%	0.29%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,091,140	$848,604	$507,675	$333,923	$584,821	$678,115

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.015	0.026	0.005	0.000[2]	0.004	0.010
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.001)	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.015	0.026	0.004	0.000[2]	0.004	0.010
Less Distributions:
Distributions from net investment income	(0.015)	(0.026)	(0.004)	(0.000)[2]	(0.004)	(0.010)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.015)	(0.026)	(0.004)	(0.000)[2]	(0.004)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.50%	2.66%	0.46%	0.02%	0.38%	1.03%
Ratios to Average Net Assets:
Net expenses[4]	0.53%[5]	0.53%	0.39%	0.13%	0.41%	0.53%
Net investment income	3.01%[5]	2.62%	0.43%	0.01%	0.37%	1.02%
Expense waiver/reimbursement[6]	0.15%[5]	0.17%	0.36%	0.62%	0.34%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,035	$92,746	$108,627	$106,973	$149,764	$146,624

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.014	0.025	0.004	0.000[2]	0.003	0.009
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.014	0.025	0.004	0.000[2]	0.003	0.009
Less Distributions:
Distributions from net investment income	(0.014)	(0.025)	(0.004)	(0.000)[2]	(0.003)	(0.009)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.014)	(0.025)	(0.004)	(0.000)[2]	(0.003)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.43%	2.51%	0.38%	0.02%	0.30%	0.88%
Ratios to Average Net Assets:
Net expenses[4]	0.68%[5]	0.68%	0.37%	0.13%	0.47%	0.68%
Net investment income	2.85%[5]	2.51%	0.07%	0.01%	0.28%	0.87%
Expense waiver/reimbursement[6]	0.20%[5]	0.22%	0.61%	0.84%	0.50%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,306	$5,388	$5,411	$235,112	$262,597	$207,071

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.012	0.021	0.002	0.000[2]	0.001	0.006
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.001)
Total From Investment Operations	0.012	0.021	0.002	0.000[2]	0.001	0.005
Less Distributions:
Distributions from net investment income	(0.012)	(0.021)	(0.002)	(0.000)[2]	(0.001)	(0.005)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.012)	(0.021)	(0.002)	(0.000)[2]	(0.001)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.25%	2.16%	0.25%	0.02%	0.15%	0.53%
Ratios to Average Net Assets:
Net expenses[4]	1.03%[5]	1.03%	0.61%	0.13%	0.59%	1.03%
Net investment income	2.50%[5]	2.07%	0.25%	0.01%	0.16%	0.56%
Expense waiver/reimbursement[6]	0.25%[5]	0.27%	0.77%	1.24%	0.76%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,362	$18,592	$32,205	$27,742	$33,558	$21,190

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.028	0.005	0.000[2]	0.005	0.012
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.016	0.028	0.005	0.000[2]	0.005	0.012
Less Distributions:
Distributions from net investment income	(0.016)	(0.028)	(0.005)	(0.000)[2]	(0.005)	(0.012)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.016)	(0.028)	(0.005)	(0.000)[2]	(0.005)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.58%	2.82%	0.55%	0.02%	0.46%	1.18%
Ratios to Average Net Assets:
Net expenses[4]	0.38%[5]	0.38%	0.28%	0.13%	0.32%	0.38%
Net investment income	3.15%[5]	2.76%	0.45%	0.01%	0.44%	1.18%
Expense waiver/reimbursement[6]	0.15%[5]	0.17%	0.34%	0.49%	0.28%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,634	$33,163	$42,201	$57,216	$126,413	$113,238

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$1,249,945,359
Cash	232,544
Income receivable	8,546,661
Receivable for shares sold	439,191
Total Assets	1,259,163,755
Liabilities:
Payable for shares redeemed	1,314,038
Income distribution payable	194,719
Payable for investment adviser fee (Note 5)	5,362
Payable for administrative fee (Note 5)	2,658
Payable for Directors’/Trustees’ fees (Note 5)	1,148
Payable for portfolio accounting fees	75,578
Payable for distribution services fee (Note 5)	8,971
Payable for other service fees (Notes 2 and 5)	26,157
Accrued expenses (Note 5)	57,671
Total Liabilities	1,686,302
Net assets for 1,257,155,883 shares outstanding	$1,257,477,453
Net Assets Consist of:
Paid-in capital	$1,257,155,848
Total distributable earnings (loss)	321,605
Total Net Assets	$1,257,477,453
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$1,091,140,431 ÷ 1,090,861,374 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$101,035,296 ÷ 101,009,473 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$7,305,799 ÷ 7,303,931 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$19,361,950 ÷ 19,357,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$38,633,977 ÷ 38,624,105 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Interest	$20,245,130
Expenses:
Investment adviser fee (Note 5)	1,714,660
Administrative fee (Note 5)	444,601
Custodian fees	17,687
Transfer agent fees (Note 2)	89,483
Directors’/Trustees’ fees (Note 5)	2,856
Auditing fees	12,172
Legal fees	6,357
Portfolio accounting fees	92,805
Distribution services fee (Note 5)	63,083
Other service fees (Notes 2 and 5)	163,729
Share registration costs	74,290
Printing and postage	13,427
Miscellaneous (Note 5)	5,365
TOTAL EXPENSES	2,700,515
Waivers:
Waiver of investment adviser fee (Note 5)	(845,347)
Waiver of other operating expenses (Note 5)	(11,047)
TOTAL WAIVERS	(856,394)
Net expenses	1,844,121
Net investment income	18,401,009
Net realized gain on investments	274,404
Change in net assets resulting from operations	$18,675,413
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,401,009	$22,380,689
Net realized gain (loss)	274,404	(938)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,675,413	22,379,751
Distributions to Shareholders:
Wealth Shares	(16,047,704)	(18,398,013)
Service Shares	(1,342,867)	(2,274,761)
Cash II Shares	(91,046)	(136,183)
Cash Series Shares	(235,698)	(474,939)
Capital Shares	(671,427)	(1,075,421)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,388,742)	(22,359,317)
Share Transactions:
Proceeds from sale of shares	1,113,809,850	1,929,906,691
Net asset value of shares issued to shareholders in payment of distributions declared	17,094,139	19,550,348
Cost of shares redeemed	(872,206,418)	(1,647,103,528)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	258,697,571	302,353,511
Change in net assets	258,984,242	302,373,945
Net Assets:
Beginning of period	998,493,211	696,119,266
End of period	$1,257,477,453	$998,493,211
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Semi-Annual Shareholder Report

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers of $856,394 is disclosed in various locations in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$77,137
Service Shares	7,011
Cash II Shares	500
Cash Series Shares	1,474
Capital Shares	3,361
TOTAL	$89,483
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$110,953
Cash II Shares	7,989
Cash Series Shares	23,622
Capital Shares	21,165
TOTAL	$163,729
For the six months ended April 30, 2024, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with
Semi-Annual Shareholder Report

another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	926,551,162	$926,551,163	1,486,399,491	$1,486,399,491
Shares issued to shareholders in payment of distributions declared	14,885,455	14,885,455	16,254,086	16,254,086
Shares redeemed	(699,149,340)	(699,149,341)	(1,161,744,204)	(1,161,744,204)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	242,287,277	$242,287,277	340,909,373	$340,909,373
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	83,788,857	$83,788,858	352,708,249	$352,708,249
Shares issued to shareholders in payment of distributions declared	1,227,248	1,227,247	1,632,009	1,632,009
Shares redeemed	(76,749,218)	(76,749,218)	(370,222,295)	(370,222,295)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	8,266,887	$8,266,887	(15,882,037)	$(15,882,037)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	8,117,115	$8,117,115	8,691,999	$8,691,999
Shares issued to shareholders in payment of distributions declared	89,485	89,485	134,664	134,664
Shares redeemed	(6,290,816)	(6,290,816)	(8,849,563)	(8,849,563)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	1,915,784	$1,915,784	(22,900)	$(22,900)
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	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	29,710,199	$29,710,198	29,692,404	$29,692,404
Shares issued to shareholders in payment of distributions declared	226,864	226,865	469,166	469,166
Shares redeemed	(29,171,641)	(29,171,641)	(43,774,755)	(43,774,755)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	765,422	$765,422	(13,613,185)	$(13,613,185)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	65,642,516	$65,642,516	52,414,548	$52,414,548
Shares issued to shareholders in payment of distributions declared	665,087	665,087	1,060,423	1,060,423
Shares redeemed	(60,845,402)	(60,845,402)	(62,512,711)	(62,512,711)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,462,201	$5,462,201	(9,037,740)	$(9,037,740)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	258,697,571	$258,697,571	302,353,511	$302,353,511
4. FEDERAL TAX INFORMATION
As of October 31, 2023, the Fund had a capital loss carryforward of $15,763 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$15,763	$—	$15,763
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $845,347 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$6,391	$(1,598)
Cash Series Shares	56,692	(9,449)
TOTAL	$63,083	$(11,047)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $149 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $458,957,000 and $352,900,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2024, 66.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.7% of total investments.
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7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,016.30	$1.40
Service Shares	$1,000	$1,015.00	$2.66
Cash II Shares	$1,000	$1,014.30	$3.41
Cash Series Shares	$1,000	$1,012.50	$5.15
Capital Shares	$1,000	$1,015.80	$1.90
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.47	$1.41
Service Shares	$1,000	$1,022.23	$2.66
Cash II Shares	$1,000	$1,021.48	$3.42
Cash Series Shares	$1,000	$1,019.74	$5.17
Capital Shares	$1,000	$1,022.97	$1.91

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.28%
Service Shares	0.53%
Cash II Shares	0.68%
Cash Series Shares	1.03%
Capital Shares	0.38%
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Evaluation and Approval of Advisory Contract–May 2023
federated HERMES california municipal cash trust (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Semi-Annual Shareholder Report

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
0041609 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	Wealth | CAIXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	62.9%
Commercial Paper	31.5%
Municipal Notes	5.0%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	58.3%
8-30 Days	8.8%
31-90 Days	29.0%
91-180 Days	3.3%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.6%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.4%
		California— 99.4%
$ 7,346,000		Alameda Corridor Transportation Authority, CA, Tender Option Bond Trust Receipts (Series 2022-XF1364) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/2/2024	$7,346,000
10,200,000		Bay Area Toll Authority, CA, (2019 Series B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.420%, 5/2/2024	10,200,000
10,700,000		Bay Area Toll Authority, CA, (2019 Series D) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.420%, 5/2/2024	10,700,000
18,050,000		Bay Area Toll Authority, CA, (Series 2024D) Daily VRDNs, (TD Bank, N.A. LOC), 3.250%, 5/1/2024	18,050,000
10,000,000		Berkeley, CA TRANs, 5.000%, 7/24/2024	10,019,765
10,000,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.870%, 5/2/2024	10,000,000
2,000,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2023-XM1138) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.800%, 5/2/2024	2,000,000
11,500,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2024-XF1690) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.790%, 5/2/2024	11,500,000
17,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 3.200%, Mandatory Tender 5/7/2024	17,200,000
7,000,000		California Health Facilities Financing Authority (Adventist Health System/West), RBC Municipal Products (Series C-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.770%, 5/2/2024	7,000,000
34,655,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.070%, 5/2/2024	34,655,000
3,045,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.970%, 5/2/2024	3,045,000
12,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 3.580%, Mandatory Tender 6/4/2024	12,000,000
10,100,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 3.200%, Mandatory Tender 5/7/2024	10,100,000
10,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 3.370%, Mandatory Tender 5/8/2024	10,000,000
10,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 3.580%, Mandatory Tender 6/13/2024	10,000,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.920%, Optional Tender 5/1/2024	5,000,000
15,400,000		California Health Facilities Financing Authority (Scripps Health), (Series 2024 C-1) Weekly VRDNs, 3.000%, 5/1/2024	15,400,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$8,100,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	$8,100,000
7,800,000		California HFA (Village at Hanford Square LLC), Tender Option Bond Trust Receipts (Series 2023-XF3115) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	7,800,000
19,300,000		California HFA Multi-Family (R Cap Avenue 34 LLC), BAML (3a-7) (Series 2023-BAML6010) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	19,300,000
29,500,000		California HFA Multi-Family (San Regis LLC), BAML 3a-7 (Series 2023-BAML6002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	29,500,000
5,200,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	5,200,000
26,935,000		California HFA, Tender Option Bond Trust Floater Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	26,935,000
1,600,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 3.080%, 5/2/2024	1,600,000
7,745,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (Federal Home Loan Bank of San Francisco LOC), 4.300%, 5/1/2024	7,745,000
15,000,000		California Municipal Finance Authority (Canoga Ave LP), BAML (3a-7) (Series 2023-BAML6004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	15,000,000
9,975,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3A-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 5/1/2024	9,975,000
1,000,000		California State Department of Water Resources, (Series 4), CP, 3.600%, Mandatory Tender 6/6/2024	1,000,000
1,000,000		California State Department of Water Resources, (Series 4), CP, 3.600%, Mandatory Tender 6/6/2024	1,000,000
4,000,000		California State Department of Water Resources, (Series 5), CP, 3.450%, Mandatory Tender 5/2/2024	4,000,000
4,269,000		California State Department of Water Resources, (Series 5), CP, 3.550%, Mandatory Tender 5/2/2024	4,269,000
8,075,000		California State University (The Trustees of), Tender Option Bond Trust Certificates (Series 2023-XM1140) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.790%, 5/2/2024	8,075,000
8,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 3.150%, Mandatory Tender 6/5/2024	8,000,000
5,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 3.450%, Mandatory Tender 6/5/2024	5,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$13,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 3.500%, Mandatory Tender 6/5/2024	$13,000,000
2,750,000		California State, (Series 2011 A-5), CP, (U.S. Bank, N.A. LOC), 3.500%, Mandatory Tender 5/9/2024	2,750,000
31,905,000		California State, (Series A-8), CP, (BMO Bank, N.A. LOC), 3.570%, Mandatory Tender 7/1/2024	31,905,000
10,000,000		California State, 5.000%, 9/1/2024	10,042,362
6,200,000		California State, Tender Option Bond Trust Certificates (Series 2023-XF3149) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	6,200,000
2,375,000		California State, Tender Option Bond Trust Certificates (Series 2023-XL0501) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.800%, 5/2/2024	2,375,000
1,705,000		California State, Tender Option Bond Trust Receipts (Series 2022-XF1415) Weekly VRDNs, (Toronto Dominion Bank LIQ), 3.800%, 5/2/2024	1,705,000
7,565,000		California Statewide Communities Development Authority (CVII-Ivy Hill LP), BAML (3a-7) (Series 2023-BAML6011) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	7,565,000
7,500,000		California Statewide Communities Development Authority (Enloe Medical Center Obligated Group), Tender Option Bond Trust Certificates (Series 2022-XL0363) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.920%, 5/2/2024	7,500,000
14,670,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.450%, Mandatory Tender 5/15/2024	14,670,000
5,490,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.550%, Mandatory Tender 6/6/2024	5,490,000
10,190,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.550%, Mandatory Tender 6/6/2024	10,190,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.580%, Mandatory Tender 6/18/2024	12,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.450%, Mandatory Tender 5/15/2024	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.600%, Mandatory Tender 6/12/2024	10,000,000
7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.580%, Mandatory Tender 6/11/2024	7,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.600%, Mandatory Tender 6/4/2024	9,000,000
16,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 3.400%, Mandatory Tender 5/9/2024	16,000,000
13,090,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	13,090,000
1,800,000		California Statewide Communities Development Authority (Rady Children’s Hospital - San Diego), (Series 2008B) Daily VRDNs, (Wells Fargo Bank, N.A. LOC), 3.600%, 5/1/2024	1,800,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$3,370,000		California Statewide Communities Development Authority (Rady Children’s Hospital - San Diego), (Series 2008C) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 3.200%, 5/2/2024	$3,370,000
5,600,000		California Statewide Communities Development Authority Multi-Family Housing (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.850%, 5/2/2024	5,600,000
2,915,000		California Statewide Communities Development Authority Multi-Family Housing (Fiddyment Affordable Partners LP), MIZUHO 3A-7 (2024-MIZ9162) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	2,915,000
4,000,000		California Statewide Communities Development Authority Multi-Family Housing (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	4,000,000
27,520,000		California Statewide Communities Development Authority Multi-Family Housing (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (Federal Home Loan Bank of Des Moines LOC), 3.760%, 5/2/2024	27,520,000
43,730,000		California Statewide Communities Development Authority Multi-Family Housing (Uptown Newport Building Owner, LP), (2021 Series A: One Uptown Newport Apartments) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.830%, 5/2/2024	43,730,000
2,500,000		Clovis, CA Unified School District, Tender Option Bond Trust Receipts (Series 2022-ZL0367) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	2,500,000
14,505,000		Cotati-Rohnert Park, CA Unified School District, Tender Option Bond Trust Certificates (2017-XF2466) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.870%, 5/2/2024	14,505,000
5,000,000		East Bay Municipal Utility District, CA Water System, (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LIQ), 3.150%, Mandatory Tender 5/3/2024	5,000,000
4,000,000		East Bay Municipal Utility District, CA Water System, (Series A-2), CP, (Bank of America N.A. LIQ), 3.610%, Mandatory Tender 5/8/2024	4,000,000
2,400,000		East Bay Municipal Utility District, CA Water System, Tender Option Trust Bond Certificates (Series 2024-XF1697) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	2,400,000
1,000,000		El Rancho, CA Unified School District, (Series 2022C), (Build America Mutual Assurance INS), 5.000%, 8/1/2024	1,002,608
700,000		Golden State, CA Finance Authority (Montevista San Pablo AR, LP), Tender Option Bond Trust Certificates (Series 2020-XF2924) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	700,000
6,001,000		Irvine, CA Assessment District No. 07-22, (Series A) Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.830%, 5/1/2024	6,001,000
26,000,000		Irvine, CA Assessment District No. 93-14 Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.830%, 5/1/2024	26,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$10,000,000		Irvine, CA Facilities Financing Authority (Irvine, CA Community Facilities District No. 2013-3), Tender Option Bond Trust Certificates (Series 2023-ZF3188) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.870%, 5/2/2024	$10,000,000
20,960,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERS (3A-7) (Series 3007DB) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	20,960,000
20,100,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3004) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	20,100,000
26,320,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3005) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	26,320,000
12,945,000		Long Beach, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XG0478) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.830%, 5/2/2024	12,945,000
3,605,000		Los Altos, CA School District TRANs, 5.000%, 6/28/2024	3,609,247
9,900,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3A-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 5/1/2024	9,900,000
7,080,000		Los Angeles County, CA TRANs, 5.000%, 6/28/2024	7,093,757
1,670,000		Los Angeles County, CA, Tender Option Bond Trust Certificates (Series 2023-ZF3162) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.800%, 5/2/2024	1,670,000
12,698,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Series A-1), CP, (PNC Bank, N.A. LOC), 3.650%, Mandatory Tender 5/3/2024	12,698,000
11,529,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Series A-2), CP, (Barclays Bank PLC LOC), 3.280%, Mandatory Tender 5/2/2024	11,529,000
12,700,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), (Series A-1) Daily VRDNs, (Royal Bank of Canada LIQ), 3.350%, 5/1/2024	12,700,000
6,000,000		Los Angeles, CA Wastewater System, (Series A-1), CP, (Barclays Bank PLC LOC), 3.500%, Mandatory Tender 6/4/2024	6,000,000
7,175,000		Los Angeles, CA Wastewater System, (Series A-1), CP, (Barclays Bank PLC LOC), 3.700%, Mandatory Tender 5/15/2024	7,175,000
5,700,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 3.650%, Mandatory Tender 7/16/2024	5,700,000
12,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 3.350%, Mandatory Tender 5/2/2024	12,000,000
10,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 3.600%, Mandatory Tender 7/17/2024	10,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$12,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) MuniFund Preferred Shares Weekly VRDPs, (Toronto Dominion Bank LIQ), 3.810%, 5/2/2024	$12,700,000
4,000,000		Oakland, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XF3196) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.830%, 5/2/2024	4,000,000
15,700,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 5/1/2024	15,700,000
2,500,000		Riverside County, CA TRANs, 5.000%, 6/28/2024	2,505,228
20,000,000		Riverside County, CA, Teeter Plan Obligation Notes (2023 Series A) BANs, 3.875%, 10/18/2024	20,015,607
12,000,000		Sacramento, CA Municipal Utility District, (Subseries L-1), CP, (Barclays Bank PLC LOC), 3.550%, Mandatory Tender 5/15/2024	12,000,000
1,300,000		Sacramento, CA Unified School District, 2014 General Obligation Refunding Bonds, (Build America Mutual Assurance INS), 5.000%, 7/1/2024	1,302,526
17,000,000		San Diego, CA Housing Authority (Scripps MRU Owner LP), BAML 3A-7 (Series 2023-BAML6003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.900%, 5/2/2024	17,000,000
7,500,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 3.700%, Mandatory Tender 6/25/2024	7,500,000
2,675,000		San Diego, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XF3150) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	2,675,000
16,328,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 3.500%, Mandatory Tender 6/26/2024	16,328,000
33,745,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	33,745,000
12,500,000		San Francisco, CA City and County (Block 9 MRU Residential LLC), Mizuho 3a-7 (Series 2023-MIZ9119) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 5/1/2024	12,500,000
25,000,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	25,000,000
2,605,000		San Francisco, CA City and County, (Series 2021-R2), 5.000%, 6/15/2024	2,608,259
10,000,000		San Francisco, CA Public Utilities Commission (Power Enterprise), (Series A-1), CP, (Bank of America N.A. LOC), 3.100%, Mandatory Tender 5/2/2024	10,000,000
21,040,000		Santa Ana, CA United School District, Tender Option Bond Certificates (Series 2022-XL0387) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.830%, 5/2/2024	21,040,000
32,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (Series 2022-XF1394) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.890%, 5/2/2024	32,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$3,995,000		University of California (The Regents of), (2013 Series AL-3) Daily VRDNs, 3.650%, 5/1/2024	$3,995,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.450%, Mandatory Tender 5/29/2024	10,000,000
15,000,000		University of California (The Regents of), (Series A), CP, 3.450%, Mandatory Tender 6/7/2024	15,000,000
7,000,000		University of California (The Regents of), (Series A), CP, 3.500%, Mandatory Tender 5/15/2024	7,000,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.500%, Mandatory Tender 5/22/2024	10,000,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.500%, Mandatory Tender 8/5/2024	10,000,000
7,500,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-XX1325) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.790%, 5/2/2024	7,500,000
7,605,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-ZF3164) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.790%, 5/2/2024	7,605,000
2,000,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2022-ZL0348) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 5/2/2024	2,000,000
1,900,000		Washington Township, CA Health Care District, Tender Option Bond Trust Receipts (Series 2022-XL0384) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.800%, 5/2/2024	1,900,000
27,685,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.020%, 5/2/2024	27,685,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (AT AMORTIZED COST)[2]	1,249,945,359
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	7,532,094
		TOTAL NET ASSETS—100%	$1,257,477,453
At April 30, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.030	0.006	0.000[2]	0.005	0.013
Net realized gain (loss)	0.000[2]	(0.001)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.029	0.006	0.000[2]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.016)	(0.029)	(0.006)	(0.000)[2]	(0.005)	(0.013)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.016)	(0.029)	(0.006)	(0.000)[2]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.63%	2.92%	0.62%	0.02%	0.53%	1.28%
Ratios to Average Net Assets:
Net expenses[4]	0.28%[5]	0.28%	0.24%	0.13%	0.27%	0.28%
Net investment income	3.26%[5]	2.95%	0.67%	0.01%	0.54%	1.25%
Expense waiver/reimbursement[6]	0.15%[5]	0.17%	0.19%	0.29%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,091,140	$848,604	$507,675	$333,923	$584,821	$678,115

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares, Class II Shares, Cash Series Shares and Capital Shares are presented separately.
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$1,249,945,359
Cash	232,544
Income receivable	8,546,661
Receivable for shares sold	439,191
Total Assets	1,259,163,755
Liabilities:
Payable for shares redeemed	1,314,038
Income distribution payable	194,719
Payable for investment adviser fee (Note 5)	5,362
Payable for administrative fee (Note 5)	2,658
Payable for Directors’/Trustees’ fees (Note 5)	1,148
Payable for portfolio accounting fees	75,578
Payable for distribution services fee (Note 5)	8,971
Payable for other service fees (Notes 2 and 5)	26,157
Accrued expenses (Note 5)	57,671
Total Liabilities	1,686,302
Net assets for 1,257,155,883 shares outstanding	$1,257,477,453
Net Assets Consist of:
Paid-in capital	$1,257,155,848
Total distributable earnings (loss)	321,605
Total Net Assets	$1,257,477,453
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$1,091,140,431 ÷ 1,090,861,374 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$101,035,296 ÷ 101,009,473 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$7,305,799 ÷ 7,303,931 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$19,361,950 ÷ 19,357,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$38,633,977 ÷ 38,624,105 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Interest	$20,245,130
Expenses:
Investment adviser fee (Note 5)	1,714,660
Administrative fee (Note 5)	444,601
Custodian fees	17,687
Transfer agent fees (Note 2)	89,483
Directors’/Trustees’ fees (Note 5)	2,856
Auditing fees	12,172
Legal fees	6,357
Portfolio accounting fees	92,805
Distribution services fee (Note 5)	63,083
Other service fees (Notes 2 and 5)	163,729
Share registration costs	74,290
Printing and postage	13,427
Miscellaneous (Note 5)	5,365
TOTAL EXPENSES	2,700,515
Waivers:
Waiver of investment adviser fee (Note 5)	(845,347)
Waiver of other operating expenses (Note 5)	(11,047)
TOTAL WAIVERS	(856,394)
Net expenses	1,844,121
Net investment income	18,401,009
Net realized gain on investments	274,404
Change in net assets resulting from operations	$18,675,413
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,401,009	$22,380,689
Net realized gain (loss)	274,404	(938)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,675,413	22,379,751
Distributions to Shareholders:
Wealth Shares	(16,047,704)	(18,398,013)
Service Shares	(1,342,867)	(2,274,761)
Cash II Shares	(91,046)	(136,183)
Cash Series Shares	(235,698)	(474,939)
Capital Shares	(671,427)	(1,075,421)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,388,742)	(22,359,317)
Share Transactions:
Proceeds from sale of shares	1,113,809,850	1,929,906,691
Net asset value of shares issued to shareholders in payment of distributions declared	17,094,139	19,550,348
Cost of shares redeemed	(872,206,418)	(1,647,103,528)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	258,697,571	302,353,511
Change in net assets	258,984,242	302,373,945
Net Assets:
Beginning of period	998,493,211	696,119,266
End of period	$1,257,477,453	$998,493,211
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Semi-Annual Shareholder Report
14

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers of $856,394 is disclosed in various locations in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$77,137
Service Shares	7,011
Cash II Shares	500
Cash Series Shares	1,474
Capital Shares	3,361
TOTAL	$89,483
Semi-Annual Shareholder Report
15

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$110,953
Cash II Shares	7,989
Cash Series Shares	23,622
Capital Shares	21,165
TOTAL	$163,729
For the six months ended April 30, 2024, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with
Semi-Annual Shareholder Report
16

another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	926,551,162	$926,551,163	1,486,399,491	$1,486,399,491
Shares issued to shareholders in payment of distributions declared	14,885,455	14,885,455	16,254,086	16,254,086
Shares redeemed	(699,149,340)	(699,149,341)	(1,161,744,204)	(1,161,744,204)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	242,287,277	$242,287,277	340,909,373	$340,909,373
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	83,788,857	$83,788,858	352,708,249	$352,708,249
Shares issued to shareholders in payment of distributions declared	1,227,248	1,227,247	1,632,009	1,632,009
Shares redeemed	(76,749,218)	(76,749,218)	(370,222,295)	(370,222,295)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	8,266,887	$8,266,887	(15,882,037)	$(15,882,037)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	8,117,115	$8,117,115	8,691,999	$8,691,999
Shares issued to shareholders in payment of distributions declared	89,485	89,485	134,664	134,664
Shares redeemed	(6,290,816)	(6,290,816)	(8,849,563)	(8,849,563)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	1,915,784	$1,915,784	(22,900)	$(22,900)
Semi-Annual Shareholder Report
17

	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	29,710,199	$29,710,198	29,692,404	$29,692,404
Shares issued to shareholders in payment of distributions declared	226,864	226,865	469,166	469,166
Shares redeemed	(29,171,641)	(29,171,641)	(43,774,755)	(43,774,755)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	765,422	$765,422	(13,613,185)	$(13,613,185)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	65,642,516	$65,642,516	52,414,548	$52,414,548
Shares issued to shareholders in payment of distributions declared	665,087	665,087	1,060,423	1,060,423
Shares redeemed	(60,845,402)	(60,845,402)	(62,512,711)	(62,512,711)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,462,201	$5,462,201	(9,037,740)	$(9,037,740)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	258,697,571	$258,697,571	302,353,511	$302,353,511
4. FEDERAL TAX INFORMATION
As of October 31, 2023, the Fund had a capital loss carryforward of $15,763 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$15,763	$—	$15,763
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $845,347 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$6,391	$(1,598)
Cash Series Shares	56,692	(9,449)
TOTAL	$63,083	$(11,047)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $149 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $458,957,000 and $352,900,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2024, 66.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.7% of total investments.
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7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Actual	$1,000.00	$1,016.30	$1.40
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.47	$1.41
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Evaluation and Approval of Advisory Contract–May 2023
federated HERMES california municipal cash trust (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
34

Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
35087 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	95.8%
Commercial Paper	2.1%
Other Assets and Liabilities—Net[2]	2.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	97.9%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	2.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 97.9%
		Alabama— 1.8%
$ 3,900,000		Alabama HFA Multi-Family Housing (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.850%, 5/2/2024	$3,900,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 3.840%, 5/2/2024	28,000,000
4,370,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.920%, 5/2/2024	4,370,000
10,060,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Federal Home Loan Bank of Atlanta LOC), 3.820%, 5/2/2024	10,060,000
		TOTAL	46,330,000
		Alaska— 0.5%
100,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 3.720%, 5/2/2024	100,000
12,100,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 3.720%, 5/2/2024	12,100,000
		TOTAL	12,200,000
		Arizona— 0.9%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 3.800%, 5/2/2024	4,000,000
20,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 3.850%, 5/2/2024	20,000,000
		TOTAL	24,000,000
		Arkansas— 0.2%
6,300,000		Little Rock, AR Metrocentre Improvement District #1 (Wehco Media, Inc.), (Series 1985) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.800%, 5/1/2024	6,300,000
		Colorado— 0.8%
21,600,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), (Series F) Weekly VRDNs, 3.750%, 5/2/2024	21,600,000
		Connecticut— 0.3%
8,500,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.750%, 5/2/2024	8,500,000
		District of Columbia— 0.2%
6,170,000		District of Columbia (Carnegie Endowment for International Peace), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.700%, 5/2/2024	6,170,000
		Florida— 10.6%
2,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 3.830%, 5/2/2024	2,310,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$41,205,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-2) Weekly VRDNs, 3.670%, 5/2/2024	$41,205,000
7,885,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 3.820%, Mandatory Tender 5/2/2024	7,885,000
36,305,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.780%, 5/1/2024	36,305,000
29,910,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.780%, 5/1/2024	29,910,000
5,455,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.770%, 5/2/2024	5,455,000
22,225,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.770%, 5/2/2024	22,225,000
11,345,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 5/2/2024	11,345,000
15,900,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 3.900%, 5/1/2024	15,900,000
1,750,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.800%, 5/2/2024	1,750,000
4,335,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/1/2024	4,335,000
9,455,000		Orange County, FL, Health Facilities Authority (Orlando Health, Inc.), (Series 2008E) Weekly VRDNs, (TD Bank, N.A. LOC), 3.800%, 5/1/2024	9,455,000
75,225,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 3.850%, 5/1/2024	75,225,000
15,555,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.930%, 5/1/2024	15,555,000
		TOTAL	278,860,000
		Georgia— 5.3%
41,570,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 3.800%, 5/2/2024	41,570,000
2,045,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/1/2024	2,045,000
15,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2004) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/2/2024	15,000,000
11,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2006) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/2/2024	11,000,000
54,450,000		Fulton County, GA Development Authority (Children’s Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LIQ), 3.830%, 5/1/2024	54,450,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$15,400,000		Fulton County, GA Development Authority (Shepherd Center, Inc.), (Series 2009) Weekly VRDNs, (Truist Bank LOC), 3.930%, 5/1/2024	$15,400,000
		TOTAL	139,465,000
		Idaho— 0.3%
7,400,000		Idaho Health Facilities Authority (St. Luke’s Health System), (Series 2018C) Daily VRDNs, (U.S. Bank, N.A. LOC), 3.700%, 5/1/2024	7,400,000
		Illinois— 3.7%
2,490,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/1/2024	2,490,000
20,000,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.900%, 5/1/2024	20,000,000
52,995,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.900%, 5/1/2024	52,995,000
19,470,000		Illinois Finance Authority (Northwestern Memorial Healthcare), (Series B) Daily VRDNs, (Royal Bank of Canada LIQ), 3.750%, 5/1/2024	19,470,000
2,750,000		Illinois Finance Authority (UChicago Medicine), (Series 2009D-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	2,750,000
1,100,000		Illinois Finance Authority (UChicago Medicine), (Series 2009D-2) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	1,100,000
		TOTAL	98,805,000
		Indiana— 0.6%
7,945,000		Indiana State Finance Authority Health System (Franciscan Alliance, Inc.), (Series 2008I) Daily VRDNs, (Barclays Bank PLC LOC), 3.850%, 5/1/2024	7,945,000
7,210,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 4.060%, 5/2/2024	7,210,000
		TOTAL	15,155,000
		Iowa— 3.0%
5,180,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	5,180,000
10,980,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	10,980,000
6,200,000		Iowa Finance Authority (Cargill, Inc.), (Series 2009B) Weekly VRDNs, 3.800%, 5/2/2024	6,200,000
3,600,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2009A) Weekly VRDNs, 3.800%, 5/2/2024	3,600,000
12,500,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2011A) Weekly VRDNs, 3.800%, 5/2/2024	12,500,000
41,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (Cargill, Inc. GTD), 3.800%, 5/2/2024	41,500,000
		TOTAL	79,960,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Louisiana— 8.3%
$9,800,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010B) Daily VRDNs, 3.820%, 5/1/2024	$9,800,000
1,010,000		Hammond Area Economic & Industrial Development District, LA (AGEM Management Services LLC) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.920%, 5/2/2024	1,010,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Isidore Newman School), (Series 2002) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 4.500%, 5/1/2024	12,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 4.500%, 5/1/2024	3,350,000
53,895,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008A) Daily VRDNs, 3.800%, 5/1/2024	53,895,000
26,900,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	26,900,000
1,075,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-2) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	1,075,000
23,140,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 4.000%, 5/1/2024	23,140,000
83,180,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 4.050%, 5/1/2024	83,180,000
4,055,000		St. Tammany Parish Development District, LA (Main Street Holdings of St. Tammany, LLC), (Series 2006A) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.920%, 5/2/2024	4,055,000
		TOTAL	218,405,000
		Maryland— 0.2%
4,450,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	4,450,000
		Massachusetts— 0.2%
5,800,000		Massachusetts Development Finance Agency (Children’s Hospital of Boston), (Series 2024 U-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2024	5,800,000
		Michigan— 1.5%
24,500,000		Michigan State Housing Development Authority, Social Bond (Series 2022B) Weekly VRDNs, (Barclays Bank PLC LOC), 3.800%, 5/1/2024	24,500,000
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 3.810%, 5/2/2024	16,200,000
		TOTAL	40,700,000
		Minnesota— 2.6%
3,765,000		Inver Grove Heights, MN (PHM/Inver Grove, Inc.), (Series 2005) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.740%, 5/2/2024	3,765,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Minnesota— continued
$12,505,000		Minneapolis, MN (One Ten Grant Project), Variable Rate Housing Revenue Bonds Weekly VRDNs, (Federal National Mortgage Association LOC), 3.770%, 5/2/2024	$12,505,000
7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 3.840%, 5/2/2024	7,500,000
44,940,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series 2016) Weekly VRDNs, 3.680%, 5/1/2024	44,940,000
		TOTAL	68,710,000
		Mississippi— 3.2%
5,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 3.970%, 5/1/2024	5,000,000
38,245,000		Mississippi State Development Bank (Harrison County, MS), (Series 2010B: Coliseum and Convention Center Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 4.020%, 5/2/2024	38,245,000
41,400,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.810%, 5/2/2024	41,400,000
		TOTAL	84,645,000
		Multi-State— 5.2%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.830%, 5/2/2024	24,000,000
35,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.820%, 5/2/2024	35,600,000
4,600,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.830%, 5/2/2024	4,600,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 3.820%, 5/2/2024	9,000,000
44,300,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.820%, 5/2/2024	44,300,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP (Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 3.820%, 5/2/2024	20,000,000
		TOTAL	137,500,000
		Nebraska— 0.0%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.800%, 5/2/2024	1,400,000
		Nevada— 0.6%
15,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.800%, 5/1/2024	15,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— 10.4%
$5,665,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012G-1) Daily VRDNs, (Barclays Bank PLC LOC), 3.850%, 5/1/2024	$5,665,000
18,705,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2015 E-1) Daily VRDNs, (Barclays Bank PLC LOC), 3.850%, 5/1/2024	18,705,000
10,000,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.800%, 5/2/2024	10,000,000
25,350,000		New York City Housing Development Corp., Sustainable Development (Series I-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.780%, 5/2/2024	25,350,000
1,970,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	1,970,000
13,245,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	13,245,000
12,215,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.750%, 5/1/2024	12,215,000
18,445,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.750%, 5/2/2024	18,445,000
8,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank PLC LIQ), 3.850%, 5/1/2024	8,000,000
8,000,000		New York City, NY Municipal Water Finance Authority, (Subseries CC) Daily VRDNs, (Barclays Bank PLC LIQ), 3.850%, 5/1/2024	8,000,000
24,130,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (UBS AG LIQ), 3.780%, 5/1/2024	24,130,000
16,630,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	16,630,000
5,000,000		New York City, NY Transitional Finance Authority, (Subseries A2) Daily VRDNs, (UBS AG LIQ), 3.750%, 5/1/2024	5,000,000
20,000,000		New York City, NY Transitional Finance Authority, Fiscal 2016 Subseries A-4) Daily VRDNs, (Bank of America N.A. LIQ), 3.800%, 5/1/2024	20,000,000
3,020,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	3,020,000
19,105,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.770%, 5/2/2024	19,105,000
815,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.800%, 5/1/2024	815,000
3,900,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 3.850%, 5/1/2024	3,900,000
6,275,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	6,275,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 3.820%, 5/2/2024	40,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$8,200,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.820%, 5/2/2024	$8,200,000
5,000,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.780%, 5/2/2024	5,000,000
		TOTAL	273,670,000
		North Carolina— 2.2%
8,615,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	8,615,000
27,475,000		Person County, NC Industrial Facilities & Pollution Control Financing Authority (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 3.860%, 5/2/2024	27,475,000
8,970,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	8,970,000
12,565,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	12,565,000
		TOTAL	57,625,000
		Ohio— 4.9%
16,240,000		Ohio State (Adult Correctional Building Fund Projects), (Series C) Weekly VRDNs, (Ohio State GTD), 3.850%, 5/1/2024	16,240,000
10,000,000		Ohio State (Capital Facilities Lease-Appropriation-Adult Correction Building Fund), (Series C) Weekly VRDNs, (Ohio State LIQ), 3.750%, 5/1/2024	10,000,000
14,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 3.750%, 5/1/2024	14,000,000
88,000,000		Ohio State University, (Series 2023 A-1) Weekly VRDNs, 3.600%, 5/1/2024	88,000,000
		TOTAL	128,240,000
		Oregon— 0.4%
10,600,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	10,600,000
		Pennsylvania— 3.5%
4,035,000		Butler County, PA IDA (Concordia Lutheran Obligated Group), (Series A of 2008) Weekly VRDNs, (Truist Bank LOC), 3.790%, 5/2/2024	4,035,000
4,000,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 3.800%, 5/2/2024	4,000,000
7,650,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B-2) Weekly VRDNs, (TD Bank, N.A. LOC), 3.780%, 5/2/2024	7,650,000
77,475,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 3.790%, 5/2/2024	77,475,000
		TOTAL	93,160,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		South Carolina— 0.2%
$5,890,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/1/2024	$5,890,000
		Tennessee— 6.1%
2,520,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/1/2024	2,520,000
8,300,000		Blount County, TN Public Building Authority (Knox County, TN), (Series D-3-A) Daily VRDNs, (Bank of America N.A. LIQ), 3.750%, 5/1/2024	8,300,000
4,915,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/1/2024	4,915,000
15,000,000		Johnson City, TN Health & Education Facilities Board (Ballad Health), (Series 2022B) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/2/2024	15,000,000
9,610,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/2/2024	9,610,000
75,295,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.820%, 5/1/2024	75,295,000
45,840,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.800%, 5/1/2024	45,840,000
		TOTAL	161,480,000
		Texas— 12.6%
15,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2009 C-2), CP, 3.800%, Mandatory Tender 5/1/2024	15,000,000
33,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 3.800%, Mandatory Tender 5/1/2024	33,000,000
33,370,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2015-2) Weekly VRDNs, (TD Bank, N.A. LOC), 3.800%, 5/1/2024	33,370,000
113,315,000		Houston, TX Combined Utility System, (Series 2018 C) Weekly VRDNs, (Barclays Bank PLC LOC), 3.750%, 5/2/2024	113,315,000
13,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	13,100,000
11,575,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), (Series 2008A) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	11,575,000
8,000,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.750%, 5/1/2024	8,000,000
80,910,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.950%, 5/1/2024	80,910,000
25,000,000		Texas State, Veterans Bonds (Series 2023) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.950%, 5/1/2024	25,000,000
		TOTAL	333,270,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Utah— 0.3%
$6,500,000		Murray City, UT (Intermountain Healthcare Obligated Group), (Series 2003B) Weekly VRDNs, 3.720%, 5/2/2024	$6,500,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.800%, 5/2/2024	2,000,000
		TOTAL	8,500,000
		Virginia— 5.0%
5,530,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	5,530,000
28,650,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	28,650,000
6,650,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/1/2024	6,650,000
53,590,000		Harrisonburg, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2023) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.700%, 5/1/2024	53,590,000
4,080,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/2/2024	4,080,000
20,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016B) Weekly VRDNs, 3.800%, 5/1/2024	20,000,000
15,000,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2024	15,000,000
		TOTAL	133,500,000
		West Virginia— 1.6%
7,400,000		Marshall County, WV (Honeywell International, Inc.), (Series 1994) Weekly VRDNs, 3.750%, 5/1/2024	7,400,000
17,370,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/2/2024	17,370,000
16,345,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 4.020%, 5/1/2024	16,345,000
		TOTAL	41,115,000
		Wisconsin— 0.7%
17,640,000		Wisconsin Public Finance Authority (Moses H. Cone Memorial), (Series 2023C) Daily VRDNs, (TD Bank, N.A. LOC), 3.830%, 5/1/2024	17,640,000
		Total Short-Term Municipals (IDENTIFIED COST $2,586,045,000)	2,586,045,000
		TOTAL INVESTMENT IN SECURITIES—97.9% (AT AMORTIZED COST)[2]	2,586,045,000
		OTHER ASSETS AND LIABILITIES - NET—2.1%[3]	55,683,794
		TOTAL NET ASSETS—100%	$2,641,728,794
Semi-Annual Shareholder Report
10

At April 30, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0163	0.0299	0.0062	0.0001	0.0060	0.0137
Net realized gain (loss)	—	(0.0005)[2]	(0.0000)[3]	—	—	—
Total From Investment Operations	0.0163	0.0294	0.0062	0.0001	0.0060	0.0137
Less Distributions:
Distributions from net investment income	(0.0163)	(0.0294)	(0.0062)	(0.0001)	(0.0060)	(0.0137)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	1.64%	2.98%	0.62%	0.01%	0.60%	1.38%
Ratios to Average Net Assets:
Net expenses[5]	0.20%[6]	0.20%	0.18%	0.08%	0.19%	0.20%
Net investment income	3.28%[6]	2.99%	0.75%	0.01%	0.64%	1.36%
Expense waiver/reimbursement[7]	0.15%[6]	0.15%	0.18%	0.29%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,948,840	$1,732,481	$1,114,556	$549,366	$735,236	$855,998

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0165	0.0300	0.0065	0.0001	0.0063	0.0142
Net realized gain (loss)	—	(0.0001)[2]	(0.0000)[3]	—	—	—
Total From Investment Operations	0.0165	0.0299	0.0065	0.0001	0.0063	0.0142
Less Distributions:
Distributions from net investment income	(0.0165)	(0.0299)	(0.0065)	(0.0001)	(0.0063)	(0.0142)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	1.66%	3.03%	0.65%	0.01%	0.64%	1.43%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.14%	0.08%	0.15%	0.15%
Net investment income	3.33%[6]	2.99%	0.83%	0.01%	0.72%	1.42%
Expense waiver/reimbursement[7]	0.15%[6]	0.15%	0.17%	0.24%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$692,889	$769,020	$784,152	$301,266	$398,163	$515,446

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$2,586,045,000
Cash	460,055
Income receivable	8,590,109
Receivable for shares sold	55,013,541
Total Assets	2,650,108,705
Liabilities:
Payable for shares redeemed	3,560,588
Income distribution payable	4,622,172
Payable for investment adviser fee (Note 5)	3,796
Payable for administrative fee (Note 5)	5,479
Payable for Directors’/Trustees’ fees (Note 5)	2,068
Payable for other service fees (Notes 2 and 5)	69,916
Accrued expenses (Note 5)	115,892
Total Liabilities	8,379,911
Net assets for 2,641,715,710 shares outstanding	$2,641,728,794
Net Assets Consist of:
Paid-in capital	$2,641,715,710
Total distributable earnings (loss)	13,084
Total Net Assets	$2,641,728,794
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,948,839,972 ÷ 1,948,853,389 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$692,888,822 ÷ 692,862,321 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Interest	$40,536,379
Expenses:
Investment adviser fee (Note 5)	2,329,651
Administrative fee (Note 5)	905,821
Custodian fees	36,077
Transfer agent fees	10,660
Directors’/Trustees’ fees (Note 5)	5,704
Auditing fees	11,236
Legal fees	5,609
Portfolio accounting fees	115,702
Other service fees (Notes 2 and 5)	408,449
Share registration costs	78,776
Printing and postage	11,435
Miscellaneous (Note 5)	23,956
TOTAL EXPENSES	3,943,076
Waiver:
Waiver of investment adviser fee (Note 5)	(1,730,314)
Net expenses	2,212,762
Net investment income	38,323,617
Change in net assets resulting from operations	$38,323,617
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,323,617	$57,986,961
Net realized gain (loss)	—	0[1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,323,617	57,986,961
Distributions to Shareholders:
Institutional Shares	(26,911,243)	(40,217,009)
Premier Shares	(11,416,529)	(17,768,300)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(38,327,772)	(57,985,309)
Share Transactions:
Proceeds from sale of shares	4,309,208,860	9,418,793,841
Net asset value of shares issued to shareholders in payment of distributions declared	13,465,097	18,879,560
Cost of shares redeemed	(4,182,442,383)	(8,834,881,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	140,231,574	602,791,723
Change in net assets	140,227,419	602,793,375
Net Assets:
Beginning of period	2,501,501,375	1,898,708,000
End of period	$2,641,728,794	$2,501,501,375

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Semi-Annual Shareholder Report
17

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Semi-Annual Shareholder Report
18

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $1,730,314 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$408,449
For the six months ended April 30, 2024, the Fund’s Premier Shares did not incur other service fees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,072,935,747	$2,072,935,747	5,129,843,765	$5,129,843,765
Shares issued to shareholders in payment of distributions declared	7,405,211	7,405,211	10,350,744	10,350,744
Shares redeemed	(1,863,980,432)	(1,863,980,432)	(4,522,266,703)	(4,522,266,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	216,360,526	$216,360,526	617,927,806	$617,927,806
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	2,236,273,113	$2,236,273,113	4,288,950,076	$4,288,950,076
Shares issued to shareholders in payment of distributions declared	6,059,886	6,059,886	8,528,816	8,528,816
Shares redeemed	(2,318,461,951)	(2,318,461,951)	(4,312,614,975)	(4,312,614,975)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(76,128,952)	$(76,128,952)	(15,136,083)	$(15,136,083)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	140,231,574	$140,231,574	602,791,723	$602,791,723
4. FEDERAL TAX INFORMATION
As of October 31, 2023, the Fund had a capital loss carryforward of $204 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$204	$—	$204
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest,
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taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $1,730,314 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $941,695,000 and $596,565,000, respectively. Net realized gain/loss recognized on these transactions was $0.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2024, will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,016.40	$1.00
Premier Shares	$1,000	$1,016.60	$0.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.87	$1.01
Premier Shares	$1,000	$1,024.12	$0.75

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Premier Shares	0.15%
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST (THE “FUND”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Semi-Annual Shareholder Report
34

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
36

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
37

Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
8070103 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	Institutional | FFTXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	95.8%
Commercial Paper	2.1%
Other Assets and Liabilities—Net[2]	2.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	97.9%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	2.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 97.9%
		Alabama— 1.8%
$ 3,900,000		Alabama HFA Multi-Family Housing (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.850%, 5/2/2024	$3,900,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 3.840%, 5/2/2024	28,000,000
4,370,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.920%, 5/2/2024	4,370,000
10,060,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Federal Home Loan Bank of Atlanta LOC), 3.820%, 5/2/2024	10,060,000
		TOTAL	46,330,000
		Alaska— 0.5%
100,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 3.720%, 5/2/2024	100,000
12,100,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 3.720%, 5/2/2024	12,100,000
		TOTAL	12,200,000
		Arizona— 0.9%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 3.800%, 5/2/2024	4,000,000
20,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 3.850%, 5/2/2024	20,000,000
		TOTAL	24,000,000
		Arkansas— 0.2%
6,300,000		Little Rock, AR Metrocentre Improvement District #1 (Wehco Media, Inc.), (Series 1985) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.800%, 5/1/2024	6,300,000
		Colorado— 0.8%
21,600,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), (Series F) Weekly VRDNs, 3.750%, 5/2/2024	21,600,000
		Connecticut— 0.3%
8,500,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.750%, 5/2/2024	8,500,000
		District of Columbia— 0.2%
6,170,000		District of Columbia (Carnegie Endowment for International Peace), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.700%, 5/2/2024	6,170,000
		Florida— 10.6%
2,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 3.830%, 5/2/2024	2,310,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$41,205,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-2) Weekly VRDNs, 3.670%, 5/2/2024	$41,205,000
7,885,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 3.820%, Mandatory Tender 5/2/2024	7,885,000
36,305,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.780%, 5/1/2024	36,305,000
29,910,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.780%, 5/1/2024	29,910,000
5,455,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.770%, 5/2/2024	5,455,000
22,225,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.770%, 5/2/2024	22,225,000
11,345,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 5/2/2024	11,345,000
15,900,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 3.900%, 5/1/2024	15,900,000
1,750,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.800%, 5/2/2024	1,750,000
4,335,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/1/2024	4,335,000
9,455,000		Orange County, FL, Health Facilities Authority (Orlando Health, Inc.), (Series 2008E) Weekly VRDNs, (TD Bank, N.A. LOC), 3.800%, 5/1/2024	9,455,000
75,225,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 3.850%, 5/1/2024	75,225,000
15,555,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.930%, 5/1/2024	15,555,000
		TOTAL	278,860,000
		Georgia— 5.3%
41,570,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 3.800%, 5/2/2024	41,570,000
2,045,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/1/2024	2,045,000
15,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2004) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/2/2024	15,000,000
11,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2006) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/2/2024	11,000,000
54,450,000		Fulton County, GA Development Authority (Children’s Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LIQ), 3.830%, 5/1/2024	54,450,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$15,400,000		Fulton County, GA Development Authority (Shepherd Center, Inc.), (Series 2009) Weekly VRDNs, (Truist Bank LOC), 3.930%, 5/1/2024	$15,400,000
		TOTAL	139,465,000
		Idaho— 0.3%
7,400,000		Idaho Health Facilities Authority (St. Luke’s Health System), (Series 2018C) Daily VRDNs, (U.S. Bank, N.A. LOC), 3.700%, 5/1/2024	7,400,000
		Illinois— 3.7%
2,490,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/1/2024	2,490,000
20,000,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.900%, 5/1/2024	20,000,000
52,995,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.900%, 5/1/2024	52,995,000
19,470,000		Illinois Finance Authority (Northwestern Memorial Healthcare), (Series B) Daily VRDNs, (Royal Bank of Canada LIQ), 3.750%, 5/1/2024	19,470,000
2,750,000		Illinois Finance Authority (UChicago Medicine), (Series 2009D-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	2,750,000
1,100,000		Illinois Finance Authority (UChicago Medicine), (Series 2009D-2) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	1,100,000
		TOTAL	98,805,000
		Indiana— 0.6%
7,945,000		Indiana State Finance Authority Health System (Franciscan Alliance, Inc.), (Series 2008I) Daily VRDNs, (Barclays Bank PLC LOC), 3.850%, 5/1/2024	7,945,000
7,210,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 4.060%, 5/2/2024	7,210,000
		TOTAL	15,155,000
		Iowa— 3.0%
5,180,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	5,180,000
10,980,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	10,980,000
6,200,000		Iowa Finance Authority (Cargill, Inc.), (Series 2009B) Weekly VRDNs, 3.800%, 5/2/2024	6,200,000
3,600,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2009A) Weekly VRDNs, 3.800%, 5/2/2024	3,600,000
12,500,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2011A) Weekly VRDNs, 3.800%, 5/2/2024	12,500,000
41,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (Cargill, Inc. GTD), 3.800%, 5/2/2024	41,500,000
		TOTAL	79,960,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Louisiana— 8.3%
$9,800,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010B) Daily VRDNs, 3.820%, 5/1/2024	$9,800,000
1,010,000		Hammond Area Economic & Industrial Development District, LA (AGEM Management Services LLC) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.920%, 5/2/2024	1,010,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Isidore Newman School), (Series 2002) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 4.500%, 5/1/2024	12,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 4.500%, 5/1/2024	3,350,000
53,895,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008A) Daily VRDNs, 3.800%, 5/1/2024	53,895,000
26,900,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	26,900,000
1,075,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-2) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	1,075,000
23,140,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 4.000%, 5/1/2024	23,140,000
83,180,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 4.050%, 5/1/2024	83,180,000
4,055,000		St. Tammany Parish Development District, LA (Main Street Holdings of St. Tammany, LLC), (Series 2006A) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.920%, 5/2/2024	4,055,000
		TOTAL	218,405,000
		Maryland— 0.2%
4,450,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	4,450,000
		Massachusetts— 0.2%
5,800,000		Massachusetts Development Finance Agency (Children’s Hospital of Boston), (Series 2024 U-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2024	5,800,000
		Michigan— 1.5%
24,500,000		Michigan State Housing Development Authority, Social Bond (Series 2022B) Weekly VRDNs, (Barclays Bank PLC LOC), 3.800%, 5/1/2024	24,500,000
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 3.810%, 5/2/2024	16,200,000
		TOTAL	40,700,000
		Minnesota— 2.6%
3,765,000		Inver Grove Heights, MN (PHM/Inver Grove, Inc.), (Series 2005) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.740%, 5/2/2024	3,765,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Minnesota— continued
$12,505,000		Minneapolis, MN (One Ten Grant Project), Variable Rate Housing Revenue Bonds Weekly VRDNs, (Federal National Mortgage Association LOC), 3.770%, 5/2/2024	$12,505,000
7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 3.840%, 5/2/2024	7,500,000
44,940,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series 2016) Weekly VRDNs, 3.680%, 5/1/2024	44,940,000
		TOTAL	68,710,000
		Mississippi— 3.2%
5,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 3.970%, 5/1/2024	5,000,000
38,245,000		Mississippi State Development Bank (Harrison County, MS), (Series 2010B: Coliseum and Convention Center Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 4.020%, 5/2/2024	38,245,000
41,400,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.810%, 5/2/2024	41,400,000
		TOTAL	84,645,000
		Multi-State— 5.2%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.830%, 5/2/2024	24,000,000
35,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.820%, 5/2/2024	35,600,000
4,600,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.830%, 5/2/2024	4,600,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 3.820%, 5/2/2024	9,000,000
44,300,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.820%, 5/2/2024	44,300,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP (Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 3.820%, 5/2/2024	20,000,000
		TOTAL	137,500,000
		Nebraska— 0.0%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.800%, 5/2/2024	1,400,000
		Nevada— 0.6%
15,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.800%, 5/1/2024	15,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— 10.4%
$5,665,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012G-1) Daily VRDNs, (Barclays Bank PLC LOC), 3.850%, 5/1/2024	$5,665,000
18,705,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2015 E-1) Daily VRDNs, (Barclays Bank PLC LOC), 3.850%, 5/1/2024	18,705,000
10,000,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.800%, 5/2/2024	10,000,000
25,350,000		New York City Housing Development Corp., Sustainable Development (Series I-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.780%, 5/2/2024	25,350,000
1,970,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	1,970,000
13,245,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	13,245,000
12,215,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.750%, 5/1/2024	12,215,000
18,445,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.750%, 5/2/2024	18,445,000
8,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank PLC LIQ), 3.850%, 5/1/2024	8,000,000
8,000,000		New York City, NY Municipal Water Finance Authority, (Subseries CC) Daily VRDNs, (Barclays Bank PLC LIQ), 3.850%, 5/1/2024	8,000,000
24,130,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (UBS AG LIQ), 3.780%, 5/1/2024	24,130,000
16,630,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	16,630,000
5,000,000		New York City, NY Transitional Finance Authority, (Subseries A2) Daily VRDNs, (UBS AG LIQ), 3.750%, 5/1/2024	5,000,000
20,000,000		New York City, NY Transitional Finance Authority, Fiscal 2016 Subseries A-4) Daily VRDNs, (Bank of America N.A. LIQ), 3.800%, 5/1/2024	20,000,000
3,020,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	3,020,000
19,105,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.770%, 5/2/2024	19,105,000
815,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.800%, 5/1/2024	815,000
3,900,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 3.850%, 5/1/2024	3,900,000
6,275,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	6,275,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 3.820%, 5/2/2024	40,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$8,200,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.820%, 5/2/2024	$8,200,000
5,000,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.780%, 5/2/2024	5,000,000
		TOTAL	273,670,000
		North Carolina— 2.2%
8,615,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	8,615,000
27,475,000		Person County, NC Industrial Facilities & Pollution Control Financing Authority (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 3.860%, 5/2/2024	27,475,000
8,970,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	8,970,000
12,565,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	12,565,000
		TOTAL	57,625,000
		Ohio— 4.9%
16,240,000		Ohio State (Adult Correctional Building Fund Projects), (Series C) Weekly VRDNs, (Ohio State GTD), 3.850%, 5/1/2024	16,240,000
10,000,000		Ohio State (Capital Facilities Lease-Appropriation-Adult Correction Building Fund), (Series C) Weekly VRDNs, (Ohio State LIQ), 3.750%, 5/1/2024	10,000,000
14,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 3.750%, 5/1/2024	14,000,000
88,000,000		Ohio State University, (Series 2023 A-1) Weekly VRDNs, 3.600%, 5/1/2024	88,000,000
		TOTAL	128,240,000
		Oregon— 0.4%
10,600,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	10,600,000
		Pennsylvania— 3.5%
4,035,000		Butler County, PA IDA (Concordia Lutheran Obligated Group), (Series A of 2008) Weekly VRDNs, (Truist Bank LOC), 3.790%, 5/2/2024	4,035,000
4,000,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 3.800%, 5/2/2024	4,000,000
7,650,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B-2) Weekly VRDNs, (TD Bank, N.A. LOC), 3.780%, 5/2/2024	7,650,000
77,475,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 3.790%, 5/2/2024	77,475,000
		TOTAL	93,160,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		South Carolina— 0.2%
$5,890,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/1/2024	$5,890,000
		Tennessee— 6.1%
2,520,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/1/2024	2,520,000
8,300,000		Blount County, TN Public Building Authority (Knox County, TN), (Series D-3-A) Daily VRDNs, (Bank of America N.A. LIQ), 3.750%, 5/1/2024	8,300,000
4,915,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/1/2024	4,915,000
15,000,000		Johnson City, TN Health & Education Facilities Board (Ballad Health), (Series 2022B) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/2/2024	15,000,000
9,610,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/2/2024	9,610,000
75,295,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.820%, 5/1/2024	75,295,000
45,840,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.800%, 5/1/2024	45,840,000
		TOTAL	161,480,000
		Texas— 12.6%
15,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2009 C-2), CP, 3.800%, Mandatory Tender 5/1/2024	15,000,000
33,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 3.800%, Mandatory Tender 5/1/2024	33,000,000
33,370,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2015-2) Weekly VRDNs, (TD Bank, N.A. LOC), 3.800%, 5/1/2024	33,370,000
113,315,000		Houston, TX Combined Utility System, (Series 2018 C) Weekly VRDNs, (Barclays Bank PLC LOC), 3.750%, 5/2/2024	113,315,000
13,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	13,100,000
11,575,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), (Series 2008A) Daily VRDNs, (TD Bank, N.A. LOC), 3.750%, 5/1/2024	11,575,000
8,000,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.750%, 5/1/2024	8,000,000
80,910,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.950%, 5/1/2024	80,910,000
25,000,000		Texas State, Veterans Bonds (Series 2023) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.950%, 5/1/2024	25,000,000
		TOTAL	333,270,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Utah— 0.3%
$6,500,000		Murray City, UT (Intermountain Healthcare Obligated Group), (Series 2003B) Weekly VRDNs, 3.720%, 5/2/2024	$6,500,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.800%, 5/2/2024	2,000,000
		TOTAL	8,500,000
		Virginia— 5.0%
5,530,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	5,530,000
28,650,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.750%, 5/1/2024	28,650,000
6,650,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.920%, 5/1/2024	6,650,000
53,590,000		Harrisonburg, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2023) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.700%, 5/1/2024	53,590,000
4,080,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/2/2024	4,080,000
20,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016B) Weekly VRDNs, 3.800%, 5/1/2024	20,000,000
15,000,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2024	15,000,000
		TOTAL	133,500,000
		West Virginia— 1.6%
7,400,000		Marshall County, WV (Honeywell International, Inc.), (Series 1994) Weekly VRDNs, 3.750%, 5/1/2024	7,400,000
17,370,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.940%, 5/2/2024	17,370,000
16,345,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 4.020%, 5/1/2024	16,345,000
		TOTAL	41,115,000
		Wisconsin— 0.7%
17,640,000		Wisconsin Public Finance Authority (Moses H. Cone Memorial), (Series 2023C) Daily VRDNs, (TD Bank, N.A. LOC), 3.830%, 5/1/2024	17,640,000
		Total Short-Term Municipals (IDENTIFIED COST $2,586,045,000)	2,586,045,000
		TOTAL INVESTMENT IN SECURITIES—97.9% (AT AMORTIZED COST)[2]	2,586,045,000
		OTHER ASSETS AND LIABILITIES - NET—2.1%[3]	55,683,794
		TOTAL NET ASSETS—100%	$2,641,728,794
Semi-Annual Shareholder Report
10

At April 30, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0163	0.0299	0.0062	0.0001	0.0060	0.0137
Net realized gain (loss)	—	(0.0005)[2]	(0.0000)[3]	—	—	—
Total From Investment Operations	0.0163	0.0294	0.0062	0.0001	0.0060	0.0137
Less Distributions:
Distributions from net investment income	(0.0163)	(0.0294)	(0.0062)	(0.0001)	(0.0060)	(0.0137)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	1.64%	2.98%	0.62%	0.01%	0.60%	1.38%
Ratios to Average Net Assets:
Net expenses[5]	0.20%[6]	0.20%	0.18%	0.08%	0.19%	0.20%
Net investment income	3.28%[6]	2.99%	0.75%	0.01%	0.64%	1.36%
Expense waiver/reimbursement[7]	0.15%[6]	0.15%	0.18%	0.29%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,948,840	$1,732,481	$1,114,556	$549,366	$735,236	$855,998

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Premier Shares are presented separately.
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$2,586,045,000
Cash	460,055
Income receivable	8,590,109
Receivable for shares sold	55,013,541
Total Assets	2,650,108,705
Liabilities:
Payable for shares redeemed	3,560,588
Income distribution payable	4,622,172
Payable for investment adviser fee (Note 5)	3,796
Payable for administrative fee (Note 5)	5,479
Payable for Directors’/Trustees’ fees (Note 5)	2,068
Payable for other service fees (Notes 2 and 5)	69,916
Accrued expenses (Note 5)	115,892
Total Liabilities	8,379,911
Net assets for 2,641,715,710 shares outstanding	$2,641,728,794
Net Assets Consist of:
Paid-in capital	$2,641,715,710
Total distributable earnings (loss)	13,084
Total Net Assets	$2,641,728,794
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,948,839,972 ÷ 1,948,853,389 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$692,888,822 ÷ 692,862,321 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Interest	$40,536,379
Expenses:
Investment adviser fee (Note 5)	2,329,651
Administrative fee (Note 5)	905,821
Custodian fees	36,077
Transfer agent fees	10,660
Directors’/Trustees’ fees (Note 5)	5,704
Auditing fees	11,236
Legal fees	5,609
Portfolio accounting fees	115,702
Other service fees (Notes 2 and 5)	408,449
Share registration costs	78,776
Printing and postage	11,435
Miscellaneous (Note 5)	23,956
TOTAL EXPENSES	3,943,076
Waiver:
Waiver of investment adviser fee (Note 5)	(1,730,314)
Net expenses	2,212,762
Net investment income	38,323,617
Change in net assets resulting from operations	$38,323,617
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,323,617	$57,986,961
Net realized gain (loss)	—	0[1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,323,617	57,986,961
Distributions to Shareholders:
Institutional Shares	(26,911,243)	(40,217,009)
Premier Shares	(11,416,529)	(17,768,300)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(38,327,772)	(57,985,309)
Share Transactions:
Proceeds from sale of shares	4,309,208,860	9,418,793,841
Net asset value of shares issued to shareholders in payment of distributions declared	13,465,097	18,879,560
Cost of shares redeemed	(4,182,442,383)	(8,834,881,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	140,231,574	602,791,723
Change in net assets	140,227,419	602,793,375
Net Assets:
Beginning of period	2,501,501,375	1,898,708,000
End of period	$2,641,728,794	$2,501,501,375

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Semi-Annual Shareholder Report
16

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Semi-Annual Shareholder Report
17

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $1,730,314 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$408,449
For the six months ended April 30, 2024, the Fund’s Premier Shares did not incur other service fees.
Semi-Annual Shareholder Report
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,072,935,747	$2,072,935,747	5,129,843,765	$5,129,843,765
Shares issued to shareholders in payment of distributions declared	7,405,211	7,405,211	10,350,744	10,350,744
Shares redeemed	(1,863,980,432)	(1,863,980,432)	(4,522,266,703)	(4,522,266,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	216,360,526	$216,360,526	617,927,806	$617,927,806
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	2,236,273,113	$2,236,273,113	4,288,950,076	$4,288,950,076
Shares issued to shareholders in payment of distributions declared	6,059,886	6,059,886	8,528,816	8,528,816
Shares redeemed	(2,318,461,951)	(2,318,461,951)	(4,312,614,975)	(4,312,614,975)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(76,128,952)	$(76,128,952)	(15,136,083)	$(15,136,083)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	140,231,574	$140,231,574	602,791,723	$602,791,723
4. FEDERAL TAX INFORMATION
As of October 31, 2023, the Fund had a capital loss carryforward of $204 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$204	$—	$204
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest,
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taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $1,730,314 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $941,695,000 and $596,565,000, respectively. Net realized gain/loss recognized on these transactions was $0.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2024, will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Actual	$1,000.00	$1,016.40	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.87	$1.01
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST (THE “FUND”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Semi-Annual Shareholder Report
32

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
34

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
35

Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
Q454417 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX
Cash Series | FNCXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.0%
Municipal Notes	20.3%
Commercial Paper	3.7%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.1%
8-30 Days	3.6%
31-90 Days	19.5%
91-180 Days	3.4%
181 Days or more	5.4%
Other Assets and Liabilities—Net[2]	(1.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 101.0%
		New York— 101.0%
$ 3,300,000		Albany, NY IDA (Renaissance Corp. of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.890%, 5/2/2024	$3,300,000
2,000,000		Auburn, NY, (Series A) BANs, 4.750%, 8/15/2024	2,004,157
2,130,000		Belfast, NY Central School District, (Series A) BANs, 4.250%, 8/9/2024	2,131,527
1,500,000		Belleville Henderson, NY Central School District BANs, 5.000%, 8/1/2024	1,502,991
1,750,000		Brushton-Moira, NY Central School District BANs, 4.250%, 7/19/2024	1,750,914
7,125,000		Camden, NY Central School District BANs, 4.750%, 6/27/2024	7,131,353
2,000,000		Carthage, NY Central School District BANs, 4.500%, 6/26/2024	2,001,322
2,500,000		Cassadaga Valley, NY Central School District BANs, 4.500%, 8/1/2024	2,503,324
950,000		Chautauqua County, NY IDA (Jamestown Community College), (Series 2007A) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.900%, 5/2/2024	950,000
2,071,050		Cold Spring, NY BANs, 4.500%, 5/2/2025	2,080,598
2,475,000		Cornwall, NY, (Series A) BANs, 4.500%, 5/1/2025	2,491,187
4,625,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.020%, 5/2/2024	4,625,000
8,500,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2024-002) VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.020%, 5/2/2024	8,500,000
11,150,000		Erie County, NY IDA (OAHS Tonawanda TC LLC), Mizuho 3a-7 (Series 2023-MIZ9125) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	11,150,000
2,760,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corp.), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 3.800%, 5/2/2024	2,760,000
2,560,600		Evans, NY BANs, 4.250%, 5/15/2025	2,568,205
6,000,000		Hempstead, NY Union Free School District BANs, 4.250%, 7/11/2024	6,002,079
4,000,000		Hempstead, NY Union Free School District,)Series A) BANs, 4.000%, 7/11/2024	4,000,980
4,000,000		Highlands, NY BANs, 4.750%, 11/21/2024	4,012,842
8,305,326		Hornell, NY BANs, 4.000%, 4/10/2025	8,327,947
1,665,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2022-ZL0352) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/2/2024	1,665,000
1,500,000		Mayfield, NY Central School District BANs, 4.500%, 6/20/2024	1,501,281
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 3.830%, 5/2/2024	5,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$3,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012G-1) Daily VRDNs, (Barclays Bank PLC LOC), 3.850%, 5/1/2024	$3,000,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2022-XM1004) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.890%, 5/2/2024	10,000,000
5,500,000		Metropolitan Transportation Authority, NY, (Series 2005D-1) Daily VRDNs, (Truist Bank LOC), 3.800%, 5/1/2024	5,500,000
3,215,500		Minoa, NY BANs, 4.400%, 8/23/2024	3,218,864
1,850,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.900%, 5/2/2024	1,850,000
1,056,000		New Hartford, NY Central School District BANs, 4.500%, 9/20/2024	1,057,887
285,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 3.720%, 5/2/2024	285,000
5,800,000		New York City Housing Development Corp. (2 Gold LLC), (Series 2006A: 2 Gold Street) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.940%, 5/1/2024	5,800,000
7,300,000		New York City Housing Development Corp. (Royal Charter Properties-East, Inc.), (Series 2005A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.580%, 5/1/2024	7,300,000
1,700,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.800%, 5/2/2024	1,700,000
4,500,000		New York City Housing Development Corp., (Series L-2) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.780%, 5/2/2024	4,500,000
12,225,000		New York City Housing Development Corp., Sustainable Development (Series I-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.780%, 5/2/2024	12,225,000
3,500,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008B) Weekly VRDNs, (TD Bank, N.A. LOC), 3.720%, 5/1/2024	3,500,000
1,500,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	1,500,000
3,500,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2000 Series C) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.790%, 5/1/2024	3,500,000
5,235,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.750%, 5/2/2024	5,235,000
5,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.770%, 5/2/2024	5,000,000
6,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.800%, 5/2/2024	6,000,000
1,980,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-1) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.770%, 5/2/2024	1,980,000
5,100,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-3A) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.750%, 5/1/2024	5,100,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$4,675,000		New York City, NY Transitional Finance Authority, (Series 2023-MS0019), (Morgan Stanley Bank, N.A. LIQ), 3.920%, Optional Tender 6/20/2024	$4,675,000
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.770%, 5/2/2024	500,000
4,000,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2022-XF1420) Weekly VRDNs, (Bank of America N.A. LIQ), 3.800%, 5/2/2024	4,000,000
1,000,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.800%, 5/1/2024	1,000,000
395,000		New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs, (U.S. Bank, N.A. LOC), 3.750%, 5/1/2024	395,000
15,615,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.750%, 5/2/2024	15,615,000
3,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 3.850%, 5/1/2024	3,000,000
2,500,000		New York Liberty Development Corp., Tender Option Bond Certificates (Series 2022-XX1273) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 3.890%, 5/2/2024	2,500,000
10,000,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XF2994) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.920%, 5/2/2024	10,000,000
11,405,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), (Series 2006A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.580%, 5/1/2024	11,405,000
1,400,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.750%, 5/1/2024	1,400,000
3,000,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 4.000%, 5/1/2024	3,000,000
15,400,000		New York State HFA (10 Barclay Street Housing LLC), (Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.750%, 5/1/2024	15,400,000
1,800,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.940%, 5/1/2024	1,800,000
2,440,000		New York State HFA (29 Flatbush Associates, LLC), (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.780%, 5/1/2024	2,440,000
400,000		New York State HFA (29 Flatbush Associates, LLC), (Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.780%, 5/1/2024	400,000
16,550,000		New York State HFA (316 Eleventh Avenue Housing), (2009 Series AS) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.750%, 5/1/2024	16,550,000
1,550,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 3.800%, 5/1/2024	1,550,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$6,980,000		New York State HFA (330 West 39th Street), (2010 Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.850%, 5/1/2024	$6,980,000
7,400,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.120%, 5/2/2024	7,400,000
15,235,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.940%, 5/1/2024	15,235,000
2,500,000		New York State HFA (Liberty Street Realty LLC), (Series 2003A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.580%, 5/1/2024	2,500,000
11,500,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 3.400%, Mandatory Tender 5/8/2024	11,500,000
3,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 3.550%, Mandatory Tender 5/8/2024	3,000,000
5,000,000		New York State Thruway Authority - Personal Income Tax Revenue, Tender Option Bond Certificates (Series 2022-XM1076) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.800%, 5/2/2024	5,000,000
3,000,000		New York State Thruway Authority, Tender Option Bond Certificates (Series 2022-XL0312) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.920%, 5/2/2024	3,000,000
5,000,000		New York State Urban Development Corp. (New York State), MS 3a-7(Series 2023-MS0021), (Morgan Stanley Bank, N.A. LIQ), 3.920%, Optional Tender 6/6/2024	5,000,000
1,125,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs, (TD Bank, N.A. LOC), 3.730%, 5/2/2024	1,125,000
17,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.820%, 5/2/2024	17,000,000
3,335,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.890%, 5/2/2024	3,335,000
4,000,000		Port Byron, NY Central School District, (Series A) BANs, 4.250%, 7/26/2024	4,004,204
1,180,727		Rye Brook Village, NY BANs, 4.500%, 9/20/2024	1,182,927
6,000,000		Salina, NY BANs, 4.750%, 6/7/2024	6,004,127
1,795,842		Sleepy Hollow, NY BANs, 4.500%, 11/15/2024	1,801,073
2,000,000		Spencerport, NY Central School District BANs, 4.250%, 7/19/2024	2,001,674
1,816,000		Tioga, NY Central School District, (Series A) BANs, 4.750%, 6/28/2024	1,818,438
5,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), Tender Option Bond Trust Receipts (Series 2023-ZF1682) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.800%, 5/2/2024	5,000,000
2,500,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005A) Weekly VRDNs, (Barclays Bank PLC LOC), 3.750%, 5/2/2024	2,500,000
10,250,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.780%, 5/2/2024	10,250,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$3,110,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams- Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.900%, 5/2/2024	$3,110,000
5,840,000		Westchester County, NY Local Development Authority (Westchester County Healthcare Corp. Obligated Group), Tender Option Bond Certificates (Series 2023-XF3195) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.850%, 5/2/2024	5,840,000
5,000,000		Yonkers, NY IDA (Consumers Union of United States, Inc.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.910%, 5/1/2024	5,000,000
		TOTAL INVESTMENT IN SECURITIES—101.0% (AT AMORTIZED COST)[2]	401,429,901
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[3]	(3,921,854)
		TOTAL NET ASSETS—100%	$397,508,047
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.8% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

In valuing the Fund’s assets as of April 30, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.029	0.006	0.000[2]	0.006	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.029	0.006	0.000[2]	0.006	0.013
Less Distributions:
Distributions from net investment income	(0.016)	(0.029)	(0.006)	(0.000)[2]	(0.006)	(0.013)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.016)	(0.029)	(0.006)	(0.000)[2]	(0.006)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.63%	2.97%	0.59%	0.01%	0.58%	1.33%
Ratios to Average Net Assets:
Net expenses[4]	0.32%[5]	0.32%	0.26%	0.21%	0.32%	0.32%
Net investment income	3.28%[5]	2.94%	0.58%	0.01%	0.64%	1.31%
Expense waiver/reimbursement[6]	0.17%[5]	0.26%	0.30%	0.34%	0.19%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$337,384	$206,898	$115,589	$111,555	$179,225	$326,684

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.015	0.028	0.005	0.000[2]	0.004	0.011
Net realized gain (loss)	0.000[2]	(0.001)	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.015	0.027	0.005	0.000[2]	0.004	0.011
Less Distributions:
Distributions from net investment income	(0.015)	(0.027)	(0.005)	(0.000)[2]	(0.004)	(0.011)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.015)	(0.027)	(0.005)	(0.000)[2]	(0.004)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.52%	2.75%	0.46%	0.01%	0.43%	1.11%
Ratios to Average Net Assets:
Net expenses[4]	0.54%[5]	0.54%	0.33%	0.20%	0.46%	0.54%
Net investment income	3.04%[5]	2.79%	0.11%	0.01%	0.42%	1.09%
Expense waiver/reimbursement[6]	0.46%[5]	0.54%	0.78%	0.84%	0.55%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,756	$35,297	$13,677	$182,028	$221,000	$219,665

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.014	0.024	0.003	0.000[2]	0.003	0.009
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.014	0.025	0.003	0.000[2]	0.003	0.009
Less Distributions:
Distributions from net investment income	(0.014)	(0.025)	(0.003)	(0.000)[2]	(0.003)	(0.009)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.014)	(0.025)	(0.003)	(0.000)[2]	(0.003)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.41%	2.51%	0.35%	0.01%	0.32%	0.87%
Ratios to Average Net Assets:
Net expenses[4]	0.77%[5]	0.77%	0.53%	0.20%	0.61%	0.77%
Net investment income	2.83%[5]	2.40%	0.40%	0.01%	0.37%	0.87%
Expense waiver/reimbursement[6]	0.23%[5]	0.31%	0.52%	0.85%	0.40%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,177	$2,458	$6,850	$8,058	$7,515	$9,952

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.013	0.022	0.003	0.000[2]	0.002	0.006
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.013	0.022	0.003	0.000[2]	0.002	0.006
Less Distributions:
Distributions from net investment income	(0.013)	(0.022)	(0.003)	(0.000)[2]	(0.002)	(0.006)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.013)	(0.022)	(0.003)	(0.000)[2]	(0.002)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.28%	2.26%	0.27%	0.01%	0.21%	0.62%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	1.02%	0.54%	0.19%	0.71%	1.02%
Net investment income	2.56%[5]	2.18%	0.22%	0.01%	0.21%	0.63%
Expense waiver/reimbursement[6]	0.33%[5]	0.41%	0.88%	1.20%	0.65%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,191	$26,134	$25,174	$28,468	$26,151	$25,450

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$401,429,901
Cash	34,833
Income receivable	2,854,002
Receivable for shares sold	672,061
Total Assets	404,990,797
Liabilities:
Payable for investments purchased	7,139,989
Payable for shares redeemed	164,525
Income distribution payable	39,291
Payable for investment adviser fee (Note 5)	1,798
Payable for administrative fee (Note 5)	838
Payable for Directors’/Trustees’ fees (Note 5)	347
Payable for distribution services fee (Note 5)	10,886
Payable for other service fees (Notes 2 and 5)	11,695
Accrued expenses (Note 5)	113,381
Total Liabilities	7,482,750
Net assets for 397,414,072 shares outstanding	$397,508,047
Net Assets Consist of:
Paid-in capital	$397,414,072
Total distributable earnings (loss)	93,975
Total Net Assets	$397,508,047
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$337,384,367 ÷ 337,304,563 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$31,756,144 ÷ 31,748,690 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$3,176,502 ÷ 3,175,750 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$25,191,034 ÷ 25,185,069 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Interest	$6,001,423
Expenses:
Investment adviser fee (Note 5)	500,399
Administrative fee (Note 5)	130,129
Custodian fees	5,127
Transfer agent fees	37,870
Directors’/Trustees’ fees (Note 5)	848
Auditing fees	12,172
Legal fees	5,779
Portfolio accounting fees	59,299
Distribution services fee (Note 5)	125,966
Other service fees (Notes 2 and 5)	77,199
Share registration costs	66,785
Printing and postage	12,424
Miscellaneous (Note 5)	3,928
TOTAL EXPENSES	1,037,925
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(292,828)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(65,100)
TOTAL WAIVERS AND REIMBURSEMENT	(357,928)
Net expenses	679,997
Net investment income	5,321,426
Net realized gain on investments	93,231
Change in net assets resulting from operations	$5,414,657
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,321,426	$5,742,465
Net realized gain (loss)	93,231	(9,411)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,414,657	5,733,054
Distributions to Shareholders:
Wealth Shares	(4,449,275)	(4,376,273)
Service Shares	(471,881)	(711,808)
Cash II Shares	(39,887)	(156,699)
Cash Series Shares	(356,577)	(530,952)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,317,620)	(5,775,732)
Share Transactions:
Proceeds from sale of shares	428,084,361	526,001,209
Net asset value of shares issued to shareholders in payment of distributions declared	5,016,918	5,470,829
Cost of shares redeemed	(306,477,858)	(421,932,404)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	126,623,421	109,539,634
Change in net assets	126,720,458	109,496,956
Net Assets:
Beginning of period	270,787,589	161,290,633
End of period	$397,508,047	$270,787,589
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Semi-Annual Shareholder Report
15

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $357,928 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$30,532
Service Shares	3,694
Cash II Shares	322
Cash Series Shares	3,322
TOTAL	$37,870
Semi-Annual Shareholder Report
16

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2024, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$38,834	$(10,873)
Cash II Shares	3,531	—
Cash Series Shares	34,834	—
TOTAL	$77,199	$(10,873)
For the six months ended April 30, 2024, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Semi-Annual Shareholder Report
17

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	377,358,480	$377,358,480	387,812,621	$387,812,621
Shares issued to shareholders in payment of distributions declared	4,177,927	4,177,927	4,140,316	4,140,316
Shares redeemed	(251,132,538)	(251,132,538)	(300,612,464)	(300,612,464)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	130,403,869	$130,403,869	91,340,473	$91,340,473
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,333,689	$26,333,689	83,195,520	$83,195,520
Shares issued to shareholders in payment of distributions declared	446,388	446,388	655,171	655,171
Shares redeemed	(30,328,894)	(30,328,894)	(62,227,178)	(62,227,178)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,548,817)	$(3,548,817)	21,623,513	$21,623,513
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	2,280,247	$2,280,247	9,805,020	$9,805,020
Shares issued to shareholders in payment of distributions declared	39,354	39,354	150,454	150,454
Shares redeemed	(1,602,367)	(1,602,367)	(14,345,729)	(14,345,729)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	717,234	$717,234	(4,390,255)	$(4,390,255)
Semi-Annual Shareholder Report
18

	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	22,111,945	$22,111,945	45,188,048	$45,188,048
Shares issued to shareholders in payment of distributions declared	353,249	353,249	524,888	524,888
Shares redeemed	(23,414,059)	(23,414,059)	(44,747,033)	(44,747,033)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(948,865)	$(948,865)	965,903	$965,903
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	126,623,421	$126,623,421	109,539,634	$109,539,634
4. FEDERAL TAX INFORMATION
As of October 31, 2023, the Fund had a capital loss carryforward of $9,411 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,411	$—	$9,411
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $292,828 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report
19

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$38,834	$(32,621)
Cash II Shares	3,531	(706)
Cash Series Shares	83,601	(20,900)
TOTAL	$125,966	$(54,227)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2024, FSC retained $10,588 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $974 and reimbursed $10,873 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of
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(the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $162,722,000 and $126,735,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2024, 50.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 18.3% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such
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third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,016.30	$1.60
Service Shares	$1,000	$1,015.20	$2.71
Cash II Shares	$1,000	$1,014.10	$3.86
Cash Series Shares	$1,000	$1,012.80	$5.10
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.27	$1.61
Service Shares	$1,000	$1,022.18	$2.72
Cash II Shares	$1,000	$1,021.03	$3.87
Cash Series Shares	$1,000	$1,019.79	$5.12

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.32%
Service Shares	0.54%
Cash II Shares	0.77%
Cash Series Shares	1.02%
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST (THE “FUND”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
36

Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
8060106 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	Wealth | NISXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.0%
Municipal Notes	20.3%
Commercial Paper	3.7%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.1%
8-30 Days	3.6%
31-90 Days	19.5%
91-180 Days	3.4%
181 Days or more	5.4%
Other Assets and Liabilities—Net[2]	(1.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 101.0%
		New York— 101.0%
$ 3,300,000		Albany, NY IDA (Renaissance Corp. of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.890%, 5/2/2024	$3,300,000
2,000,000		Auburn, NY, (Series A) BANs, 4.750%, 8/15/2024	2,004,157
2,130,000		Belfast, NY Central School District, (Series A) BANs, 4.250%, 8/9/2024	2,131,527
1,500,000		Belleville Henderson, NY Central School District BANs, 5.000%, 8/1/2024	1,502,991
1,750,000		Brushton-Moira, NY Central School District BANs, 4.250%, 7/19/2024	1,750,914
7,125,000		Camden, NY Central School District BANs, 4.750%, 6/27/2024	7,131,353
2,000,000		Carthage, NY Central School District BANs, 4.500%, 6/26/2024	2,001,322
2,500,000		Cassadaga Valley, NY Central School District BANs, 4.500%, 8/1/2024	2,503,324
950,000		Chautauqua County, NY IDA (Jamestown Community College), (Series 2007A) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.900%, 5/2/2024	950,000
2,071,050		Cold Spring, NY BANs, 4.500%, 5/2/2025	2,080,598
2,475,000		Cornwall, NY, (Series A) BANs, 4.500%, 5/1/2025	2,491,187
4,625,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.020%, 5/2/2024	4,625,000
8,500,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2024-002) VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.020%, 5/2/2024	8,500,000
11,150,000		Erie County, NY IDA (OAHS Tonawanda TC LLC), Mizuho 3a-7 (Series 2023-MIZ9125) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.140%, 5/2/2024	11,150,000
2,760,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corp.), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 3.800%, 5/2/2024	2,760,000
2,560,600		Evans, NY BANs, 4.250%, 5/15/2025	2,568,205
6,000,000		Hempstead, NY Union Free School District BANs, 4.250%, 7/11/2024	6,002,079
4,000,000		Hempstead, NY Union Free School District,)Series A) BANs, 4.000%, 7/11/2024	4,000,980
4,000,000		Highlands, NY BANs, 4.750%, 11/21/2024	4,012,842
8,305,326		Hornell, NY BANs, 4.000%, 4/10/2025	8,327,947
1,665,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2022-ZL0352) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/2/2024	1,665,000
1,500,000		Mayfield, NY Central School District BANs, 4.500%, 6/20/2024	1,501,281
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 3.830%, 5/2/2024	5,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$3,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012G-1) Daily VRDNs, (Barclays Bank PLC LOC), 3.850%, 5/1/2024	$3,000,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2022-XM1004) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.890%, 5/2/2024	10,000,000
5,500,000		Metropolitan Transportation Authority, NY, (Series 2005D-1) Daily VRDNs, (Truist Bank LOC), 3.800%, 5/1/2024	5,500,000
3,215,500		Minoa, NY BANs, 4.400%, 8/23/2024	3,218,864
1,850,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.900%, 5/2/2024	1,850,000
1,056,000		New Hartford, NY Central School District BANs, 4.500%, 9/20/2024	1,057,887
285,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 3.720%, 5/2/2024	285,000
5,800,000		New York City Housing Development Corp. (2 Gold LLC), (Series 2006A: 2 Gold Street) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.940%, 5/1/2024	5,800,000
7,300,000		New York City Housing Development Corp. (Royal Charter Properties-East, Inc.), (Series 2005A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.580%, 5/1/2024	7,300,000
1,700,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.800%, 5/2/2024	1,700,000
4,500,000		New York City Housing Development Corp., (Series L-2) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.780%, 5/2/2024	4,500,000
12,225,000		New York City Housing Development Corp., Sustainable Development (Series I-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.780%, 5/2/2024	12,225,000
3,500,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008B) Weekly VRDNs, (TD Bank, N.A. LOC), 3.720%, 5/1/2024	3,500,000
1,500,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/1/2024	1,500,000
3,500,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2000 Series C) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.790%, 5/1/2024	3,500,000
5,235,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.750%, 5/2/2024	5,235,000
5,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.770%, 5/2/2024	5,000,000
6,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.800%, 5/2/2024	6,000,000
1,980,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-1) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.770%, 5/2/2024	1,980,000
5,100,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-3A) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.750%, 5/1/2024	5,100,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$4,675,000		New York City, NY Transitional Finance Authority, (Series 2023-MS0019), (Morgan Stanley Bank, N.A. LIQ), 3.920%, Optional Tender 6/20/2024	$4,675,000
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.770%, 5/2/2024	500,000
4,000,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2022-XF1420) Weekly VRDNs, (Bank of America N.A. LIQ), 3.800%, 5/2/2024	4,000,000
1,000,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.800%, 5/1/2024	1,000,000
395,000		New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs, (U.S. Bank, N.A. LOC), 3.750%, 5/1/2024	395,000
15,615,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.750%, 5/2/2024	15,615,000
3,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 3.850%, 5/1/2024	3,000,000
2,500,000		New York Liberty Development Corp., Tender Option Bond Certificates (Series 2022-XX1273) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 3.890%, 5/2/2024	2,500,000
10,000,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XF2994) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.920%, 5/2/2024	10,000,000
11,405,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), (Series 2006A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.580%, 5/1/2024	11,405,000
1,400,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.750%, 5/1/2024	1,400,000
3,000,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 4.000%, 5/1/2024	3,000,000
15,400,000		New York State HFA (10 Barclay Street Housing LLC), (Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.750%, 5/1/2024	15,400,000
1,800,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.940%, 5/1/2024	1,800,000
2,440,000		New York State HFA (29 Flatbush Associates, LLC), (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.780%, 5/1/2024	2,440,000
400,000		New York State HFA (29 Flatbush Associates, LLC), (Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.780%, 5/1/2024	400,000
16,550,000		New York State HFA (316 Eleventh Avenue Housing), (2009 Series AS) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.750%, 5/1/2024	16,550,000
1,550,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 3.800%, 5/1/2024	1,550,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$6,980,000		New York State HFA (330 West 39th Street), (2010 Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.850%, 5/1/2024	$6,980,000
7,400,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.120%, 5/2/2024	7,400,000
15,235,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.940%, 5/1/2024	15,235,000
2,500,000		New York State HFA (Liberty Street Realty LLC), (Series 2003A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.580%, 5/1/2024	2,500,000
11,500,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 3.400%, Mandatory Tender 5/8/2024	11,500,000
3,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 3.550%, Mandatory Tender 5/8/2024	3,000,000
5,000,000		New York State Thruway Authority - Personal Income Tax Revenue, Tender Option Bond Certificates (Series 2022-XM1076) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.800%, 5/2/2024	5,000,000
3,000,000		New York State Thruway Authority, Tender Option Bond Certificates (Series 2022-XL0312) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.920%, 5/2/2024	3,000,000
5,000,000		New York State Urban Development Corp. (New York State), MS 3a-7(Series 2023-MS0021), (Morgan Stanley Bank, N.A. LIQ), 3.920%, Optional Tender 6/6/2024	5,000,000
1,125,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs, (TD Bank, N.A. LOC), 3.730%, 5/2/2024	1,125,000
17,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.820%, 5/2/2024	17,000,000
3,335,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.890%, 5/2/2024	3,335,000
4,000,000		Port Byron, NY Central School District, (Series A) BANs, 4.250%, 7/26/2024	4,004,204
1,180,727		Rye Brook Village, NY BANs, 4.500%, 9/20/2024	1,182,927
6,000,000		Salina, NY BANs, 4.750%, 6/7/2024	6,004,127
1,795,842		Sleepy Hollow, NY BANs, 4.500%, 11/15/2024	1,801,073
2,000,000		Spencerport, NY Central School District BANs, 4.250%, 7/19/2024	2,001,674
1,816,000		Tioga, NY Central School District, (Series A) BANs, 4.750%, 6/28/2024	1,818,438
5,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), Tender Option Bond Trust Receipts (Series 2023-ZF1682) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.800%, 5/2/2024	5,000,000
2,500,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005A) Weekly VRDNs, (Barclays Bank PLC LOC), 3.750%, 5/2/2024	2,500,000
10,250,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.780%, 5/2/2024	10,250,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$3,110,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams- Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.900%, 5/2/2024	$3,110,000
5,840,000		Westchester County, NY Local Development Authority (Westchester County Healthcare Corp. Obligated Group), Tender Option Bond Certificates (Series 2023-XF3195) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.850%, 5/2/2024	5,840,000
5,000,000		Yonkers, NY IDA (Consumers Union of United States, Inc.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.910%, 5/1/2024	5,000,000
		TOTAL INVESTMENT IN SECURITIES—101.0% (AT AMORTIZED COST)[2]	401,429,901
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[3]	(3,921,854)
		TOTAL NET ASSETS—100%	$397,508,047
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.8% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

In valuing the Fund’s assets as of April 30, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.029	0.006	0.000[2]	0.006	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.029	0.006	0.000[2]	0.006	0.013
Less Distributions:
Distributions from net investment income	(0.016)	(0.029)	(0.006)	(0.000)[2]	(0.006)	(0.013)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.016)	(0.029)	(0.006)	(0.000)[2]	(0.006)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.63%	2.97%	0.59%	0.01%	0.58%	1.33%
Ratios to Average Net Assets:
Net expenses[4]	0.32%[5]	0.32%	0.26%	0.21%	0.32%	0.32%
Net investment income	3.28%[5]	2.94%	0.58%	0.01%	0.64%	1.31%
Expense waiver/reimbursement[6]	0.17%[5]	0.26%	0.30%	0.34%	0.19%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$337,384	$206,898	$115,589	$111,555	$179,225	$326,684

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately.
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$401,429,901
Cash	34,833
Income receivable	2,854,002
Receivable for shares sold	672,061
Total Assets	404,990,797
Liabilities:
Payable for investments purchased	7,139,989
Payable for shares redeemed	164,525
Income distribution payable	39,291
Payable for investment adviser fee (Note 5)	1,798
Payable for administrative fee (Note 5)	838
Payable for Directors’/Trustees’ fees (Note 5)	347
Payable for distribution services fee (Note 5)	10,886
Payable for other service fees (Notes 2 and 5)	11,695
Accrued expenses (Note 5)	113,381
Total Liabilities	7,482,750
Net assets for 397,414,072 shares outstanding	$397,508,047
Net Assets Consist of:
Paid-in capital	$397,414,072
Total distributable earnings (loss)	93,975
Total Net Assets	$397,508,047
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$337,384,367 ÷ 337,304,563 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$31,756,144 ÷ 31,748,690 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$3,176,502 ÷ 3,175,750 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$25,191,034 ÷ 25,185,069 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Interest	$6,001,423
Expenses:
Investment adviser fee (Note 5)	500,399
Administrative fee (Note 5)	130,129
Custodian fees	5,127
Transfer agent fees	37,870
Directors’/Trustees’ fees (Note 5)	848
Auditing fees	12,172
Legal fees	5,779
Portfolio accounting fees	59,299
Distribution services fee (Note 5)	125,966
Other service fees (Notes 2 and 5)	77,199
Share registration costs	66,785
Printing and postage	12,424
Miscellaneous (Note 5)	3,928
TOTAL EXPENSES	1,037,925
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(292,828)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(65,100)
TOTAL WAIVERS AND REIMBURSEMENT	(357,928)
Net expenses	679,997
Net investment income	5,321,426
Net realized gain on investments	93,231
Change in net assets resulting from operations	$5,414,657
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,321,426	$5,742,465
Net realized gain (loss)	93,231	(9,411)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,414,657	5,733,054
Distributions to Shareholders:
Wealth Shares	(4,449,275)	(4,376,273)
Service Shares	(471,881)	(711,808)
Cash II Shares	(39,887)	(156,699)
Cash Series Shares	(356,577)	(530,952)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,317,620)	(5,775,732)
Share Transactions:
Proceeds from sale of shares	428,084,361	526,001,209
Net asset value of shares issued to shareholders in payment of distributions declared	5,016,918	5,470,829
Cost of shares redeemed	(306,477,858)	(421,932,404)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	126,623,421	109,539,634
Change in net assets	126,720,458	109,496,956
Net Assets:
Beginning of period	270,787,589	161,290,633
End of period	$397,508,047	$270,787,589
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $357,928 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$30,532
Service Shares	3,694
Cash II Shares	322
Cash Series Shares	3,322
TOTAL	$37,870
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2024, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$38,834	$(10,873)
Cash II Shares	3,531	—
Cash Series Shares	34,834	—
TOTAL	$77,199	$(10,873)
For the six months ended April 30, 2024, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
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resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	377,358,480	$377,358,480	387,812,621	$387,812,621
Shares issued to shareholders in payment of distributions declared	4,177,927	4,177,927	4,140,316	4,140,316
Shares redeemed	(251,132,538)	(251,132,538)	(300,612,464)	(300,612,464)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	130,403,869	$130,403,869	91,340,473	$91,340,473
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,333,689	$26,333,689	83,195,520	$83,195,520
Shares issued to shareholders in payment of distributions declared	446,388	446,388	655,171	655,171
Shares redeemed	(30,328,894)	(30,328,894)	(62,227,178)	(62,227,178)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,548,817)	$(3,548,817)	21,623,513	$21,623,513
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	2,280,247	$2,280,247	9,805,020	$9,805,020
Shares issued to shareholders in payment of distributions declared	39,354	39,354	150,454	150,454
Shares redeemed	(1,602,367)	(1,602,367)	(14,345,729)	(14,345,729)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	717,234	$717,234	(4,390,255)	$(4,390,255)
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	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	22,111,945	$22,111,945	45,188,048	$45,188,048
Shares issued to shareholders in payment of distributions declared	353,249	353,249	524,888	524,888
Shares redeemed	(23,414,059)	(23,414,059)	(44,747,033)	(44,747,033)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(948,865)	$(948,865)	965,903	$965,903
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	126,623,421	$126,623,421	109,539,634	$109,539,634
4. FEDERAL TAX INFORMATION
As of October 31, 2023, the Fund had a capital loss carryforward of $9,411 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,411	$—	$9,411
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $292,828 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$38,834	$(32,621)
Cash II Shares	3,531	(706)
Cash Series Shares	83,601	(20,900)
TOTAL	$125,966	$(54,227)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2024, FSC retained $10,588 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $974 and reimbursed $10,873 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of
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(the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $162,722,000 and $126,735,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2024, 50.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 18.3% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such
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third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual	$1,000.00	$1,016.30	$1.60
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.27	$1.61

1	Expenses are equal to the Fund annualized net expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST (THE “FUND”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
35088 (6/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 21, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024